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CITIFUNDS(R)
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Citi(SM)
Cash Reserves

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002


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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITI CASH RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        6
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Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      12
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Statement of Assets and Liabilities                                           16
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Statement of Operations                                                       16
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Statement of Changes in Net Assets                                            17
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Financial Highlights                                                          18
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Notes to Financial Statements                                                 19
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

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are pleased to provide the semi-annual report for CitiSM Cash Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

[PHOTO]                                 [PHOTO]

HEATH B. MCLENDON                       KEVIN KENNEDY

PRESIDENT                               MANAGING DIRECTOR AND INVESTMENT OFFICER

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

In its Summary of Commentary on Current Economic Conditions (also known as the "Beige Book") from January 16, 2002, the U.S. Federal Reserve Board ("Fed") stated that overall economic activity remained sluggish in August and early September, and that the tragic events of September 11th may have accelerated the economic slowdown that was already in place. Sharply rising unemployment, declining consumer confidence, and heightened credit concerns were accompanied by weakening overseas economies, raising fears within the Fed that the recession could intensify and become more prolonged. The Fed cut rates by 50 basis points(1) upon the re-opening of the stock market on September 17th, and again at each of the next

----------
(1)  A basis point is 0.01%, or one one-hundredth of a percent.

two Federal Open Market Committee(2) (FOMC) meetings in October and November. The FOMC cut the target fed funds rate(3) another 25 basis points at its December meeting taking the rate down to 1.75%--its lowest level since 1961.

The three-month LIBOR(4) fell 156 basis points to 1.89% between November 30, 2001, and February 28, 2002. The yield on three-month U.S. Treasury bills fell 154 basis points over the same period. In contrast to money market rates, the yield on 10-year U.S. Treasury notes rose by 5 basis points to 4.88%.

We believe money market securities provided attractive returns over the last six months compared to the equity market as a whole and represented a safe haven for investors in a volatile environment. We positioned the Fund in anticipation of a series of Fed easing moves (i.e., short-term interest rate reductions), consistently maintaining an average maturity equivalent to, or longer than, that of the Fund's peer group. A core position of high-quality variable rate demand notes(5) contributed positively to the Fund's returns. As the spreads narrowed within money market instruments, we looked for an alternative, increasing the Fund's exposure to government agency securities.

MARKET OUTLOOK

We continue to anticipate a less volatile investment environment during 2002, and a less active Federal Reserve. The Fed easing cycle now appears to be over, the economy appears to be recovering, and we anticipate a solid rebound in growth will take hold around mid-year. As the money market yield curve steepens in anticipation of a less accommodative Fed, we will assume a more cautious strategy that focuses on shorter maturities, in anticipation of potentially locking in more attractive yield levels.

Sincerely,

/s/ Heath B. McLendon                   /s/ Kevin Kennedy

Heath B. McLendon                       Kevin Kennedy
President                               Managing Director and
                                        Investment Officer

MARCH 15, 2002

----------
(2) The Federal Open Market Committee (FOMC) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

(3) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(4) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(5) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

THE INFORMATION PROVIDED IN THE LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 12 THROUGH 15 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF FEBRUARY 28, 2002, AND IS SUBJECT TO CHANGE.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS
Class N shares
August 31, 1984

NET ASSETS AS OF 2/28/02
Class N shares: $2,681.4 million

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS*

o Lipper Taxable Money Market Funds Average
o iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

*    The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

     Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2002            SIX     ONE       FIVE      TEN
(Unaudited)                                  MONTHS**  YEAR     YEARS*    YEARS*
================================================================================
Citi Cash Reserves Class N                     1.03%   3.12%     4.79%     4.45%
Lipper Taxable Money Market
  Funds Average                                0.87%   2.77%     4.60%     4.36%
iMoneyNet, Inc. 1st Tier Taxable
  Money Market Funds Average                   0.91%   2.88%     4.60%     4.38%

*    Average Annual Total Return

**   Not Annualized

7-DAY YIELDS               CLASS N
                           -------
Annualized Current          1.51%
Effective                   1.52%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CASH RESERVES CLASS N VS. IMONEYNET, INC. 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

[Data below represents a line graph in the printed document.]

                                             iMoneyNet, Inc. 1st
                      Citi Cash Reserves      Tier Taxable Money
                            Class N          Market Funds Average
                      ------------------     --------------------
3/6/01                        5.27                   4.93
                               5.2                   4.86
                              5.11                   4.77
                              4.84                    4.6
                              4.83                   4.56
                              4.72                   4.47
                              4.67                   4.43
                               4.5                    4.3
5/1/01                        4.39                   4.21
                              4.29                   4.11
                              4.16                   3.99
                              3.92                   3.81
                              3.89                   3.72
                              3.85                   3.69
                              3.78                    3.6
                              3.72                   3.54
                              3.66                   3.46
7/3/01                        3.56                    3.4
                              3.47                   3.32
                              3.46                   3.26
                              3.44                   3.21
                              3.45                   3.18
                              3.41                   3.12
                              3.37                    3.1
                              3.34                   3.06
                              3.27                   2.98
9/4/01                        3.27                   2.97
                              3.19                   2.93
                               3.1                   2.85
                              2.77                   2.57
                              2.78                   2.57
                              2.54                   2.38
                              2.47                   2.27
                              2.38                   2.18
                               2.3                   2.09
11/6/01                       2.23                   2.01
                              2.04                   1.86
                              1.94                   1.78
                              1.86                   1.72
                              1.85                   1.68
                              1.77                    1.6
                              1.72                   1.52
                              1.69                   1.46
1/1/02                        1.69                   1.45
                              1.66                   1.41
                              1.63                   1.37
                              1.61                   1.31
                              1.58                   1.29
                              1.57                   1.27
                              1.54                   1.24
                              1.54                   1.24
2/26/02                       1.51                   1.22

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
=======================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)                $2,685,572,026
Receivable for shares of beneficial interest sold                               240,509
---------------------------------------------------------------------------------------
   Total assets                                                           2,685,812,535
---------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                             2,629,267
Management fees payable (Note 3)                                                673,440
Distribution fees payable (Note 4)                                              511,316
Payable for shares of beneficial interest repurchased                           452,651
Accrued expenses and other liabilities                                          114,341
---------------------------------------------------------------------------------------
   Total liabilities                                                          4,381,015
---------------------------------------------------------------------------------------
NET ASSETS for 2,681,431,520 shares of beneficial interest outstanding   $2,681,431,520
=======================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                          $2,681,431,520
=======================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                    $1.00
=======================================================================================

See notes to financial statements

CITI CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
===================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                    $ 37,197,459
Allocated expenses from Cash Reserves Portfolio          (1,340,066)
-----------------------------------------------------------------------------------
                                                                       $ 35,857,393
EXPENSES:
Administrative fees (Note 3)                              3,163,565
Shareholder Servicing Agents' fees Class N (Note 4A)      2,259,689
Distribution/Service fees Class N (Note 4)                1,990,014
Management fees (Note 3)                                  1,737,821
Registration fees                                           155,403
Legal fees                                                   56,802
Shareholder reports                                          49,134
Transfer agent fees                                          43,684
Trustees' fees                                               17,553
Audit fees                                                   12,670
Custody and fund accounting fees                              9,858
Blue sky fees                                                 8,198
Other                                                        32,875
-----------------------------------------------------------------------------------
   Total expenses                                         9,537,266
Less: aggregate amount waived by Administrator,
Manager and Distributor (Notes 3 and 4)                  (1,512,307)
-----------------------------------------------------------------------------------
   Net expenses                                                           8,024,959
-----------------------------------------------------------------------------------
Net investment income                                                  $ 27,832,434
===================================================================================

See notes to financial statements

CITI CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED       YEAR ENDED
                                                     FEBRUARY 28, 2002      AUGUST 31,
                                                        (Unaudited)            2001
========================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
   to shareholders (Note 2):
Class N shares                                        $    27,832,434    $   128,127,927
Class A shares                                                     --            122,472
Class B shares                                                     --             17,021
Cititrade shares                                                   --             19,152
----------------------------------------------------------------------------------------
                                                           27,832,434        128,286,572
========================================================================================
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                            1,001,824,638      2,496,270,075
Net asset value of shares issued to shareholders
   from reinvestment of dividends                           4,724,083         22,401,782
Cost of shares repurchased                             (1,045,197,314)    (2,352,000,366)
----------------------------------------------------------------------------------------
Total Class N                                             (38,648,593)       166,671,491
----------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CLASS A :
Proceeds from sale of shares                                       --          3,586,200
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                  --            119,755
Cost of shares repurchased                                         --         (9,134,080)
----------------------------------------------------------------------------------------
Total Class A                                                      --         (5,428,125)
----------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CLASS B :
Proceeds from sale of shares                                       --          1,332,089
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                  --             16,226
Cost of shares repurchased                                         --         (1,869,830)
----------------------------------------------------------------------------------------
Total Class B                                                      --           (521,515)
----------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE
Proceeds from sale of shares                                       --          3,309,400
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                  --             16,330
Cost of shares repurchased                                         --         (3,365,363)
----------------------------------------------------------------------------------------
Total Cititrade                                                    --            (39,633)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     (38,648,593)       160,682,218
NET ASSETS:
Beginning of period                                     2,720,080,113      2,559,397,895
----------------------------------------------------------------------------------------
End of period                                         $ 2,681,431,520    $ 2,720,080,113
========================================================================================

See notes to financial statements

CITI CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                                CLASS N SHARES
                                 -----------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                 FEBRUARY 28, 2002    --------------------------------------------------------------------
                                    (Unaudited)         2001           2000           1999           1998           1997
==========================================================================================================================
Net Asset Value,
   beginning of period               $1.00000         $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
Net investment income                 0.01030          0.04958        0.05353        0.04536        0.05050        0.04940
Less dividends from net
   investment income                 (0.01030)        (0.04958)      (0.05353)      (0.04536)      (0.05050)      (0.04940)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   end of period                     $1.00000         $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)                 $2,681,432       $2,720,080     $2,553,409     $2,586,388     $2,198,443     $1,827,181
Ratio of expenses to
   average net assets+                   0.70%*           0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment
   income to average
   net assets+                           2.08%*           4.93%          5.35%          4.53%          5.05%          4.96%
Total return                             1.03%**          5.07%          5.49%          4.63%          5.17%          5.05%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
   per share                         $0.00922         $0.04722       $0.05112       $0.04301       $0.04814       $0.04697
RATIOS:
Expenses to average net
   assets+                               0.92%*           0.95%          0.93%          0.94%          0.94%          0.95%
Net investment income to
   average net assets+                   1.86%*           4.68%          5.11%          4.29%          4.81%          4.71%
==========================================================================================================================

+    Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
*    Annualized.
**   Not Annualized.

See notes to financial statements

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as investment Manager. The value of such investment reflects the Fund's proportionate interest (6.1% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund currently offers Class N shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. On February 7, 2001, 236,216 and 793,836 shares outstanding of Class A and B with a value of $236,216 and $793,836, respectively, were converted to Class N shares. Cititrade shares commenced operations on August 18, 2000. On May 14, 2001, 1,464,832 shares outstanding with a value of $1,464,832, were converted to Class N shares. Shares converted are reflected as a repurchase of Class A, Class B and Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund were borne pro-rata by the holders of each class of shares, except that each class bore expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $3,163,565, of which $79,576 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $1,737,821, of which $528,855 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.40% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $903,876, of which all was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $1,086,138 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares. The Shareholder Servicing Agents fees amounted to $2,259,689 for Class N for the period from September 1, 2001 through December 31, 2001. The Shareholders Servicing Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $509,536,893 and $587,302,755, respectively, for the six months ended February 28, 2002.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 8.8%
--------------------------------------------------------------------------------
Asset Backed Capital Finance Inc.,*
   1.82% due 10/15/02                              $300,000      $   300,000,000
   1.76% due 10/22/02                               150,000          150,000,000
Compass Securities,*
   1.80% due 03/04/02                               128,000          127,980,800
   1.82% due 03/21/02                               150,000          149,848,333
   1.81% due 03/22/02                               200,000          199,788,833
   1.80% due 07/08/02                               300,000          300,006,672
   1.81% due 08/19/02                               345,000          344,959,622
K2 USA LLC,*
   1.85% due 05/15/02                               220,000          219,997,740
   1.85% due 11/26/02                               155,400          155,400,000
   1.83% due 02/18/03                               100,000           99,990,000
Links Finance Corp.*,
   1.85% due 05/15/02                               250,000          249,997,432
   3.98% due 06/20/02                               100,000          100,000,000
   1.82% due 01/08/03                               100,000          100,000,000
   1.84% due 01/15/03                               100,000          100,000,000
   1.83% due 01/22/03                                50,000           50,000,000
Restructured Asset Securitization*,
   1.84% due 04/01/02                               260,000          260,000,000
Sigma Finance Corp. ,*
   1.90% due 03/06/02                               100,000           99,999,726
   1.84% due 03/15/02                               100,000           99,999,616
   4.05% due 06/13/02                               200,000          200,000,000
   1.83% due 06/21/02                               230,000          230,000,000
   1.85% due 10/15/02                               200,000          200,000,000
   1.84% due 10/23/02                               100,000           99,993,534
                                                                 ---------------
                                                                   3,837,962,308
                                                                 ---------------

BANK NOTES -- 0.9%
--------------------------------------------------------------------------------
American Express Centurion,
   1.82% due 01/28/03                               400,000          400,000,000

CERTIFICATES OF DEPOSIT (EURO) -- 1.3%
--------------------------------------------------------------------------------
Barclays Bank,
   3.94% due 07/16/02                                50,000           50,001,830
BNP Paribas,
   1.91% due 06/20/02                               100,000          100,016,220
Credit Agricole Indosuez,
   1.87% due 07/31/02                               150,000          150,106,402
Halifax,
   1.83% due 05/31/02                               170,000          170,008,279
Landesbank Hess,
   4.55% due 03/25/02                               100,000          100,003,187
                                                                 ---------------
                                                                     570,135,918
                                                                 ---------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.0%
--------------------------------------------------------------------------------
Barclays Bank,
   4.50% due 04/01/02                               125,000          125,000,000
Bayerische Hypotheken,
   1.88% due 07/08/02                               500,000          500,000,000
   1.69% due 07/31/02                               500,000          500,020,920
   1.71% due 07/31/02                               100,000           99,924,439
   1.84% due 07/31/02                               100,000           99,978,690
Bayerische Landesbank,
   2.07% due 05/20/02                               200,000          200,111,007
   1.82% due 06/12/02                               250,000          250,000,000
   1.75% due 10/01/02                               400,000          399,871,014
Beta Finance Inc.
   2.33% due 02/18/03                               100,000          100,000,000
Canadian Imperial Bank,
   1.76% due 10/02/02                               100,000           99,967,603
Chase Manhattan Bank,
   1.75% due 03/12/02                               500,000          500,000,000
   1.81% due 05/21/02                               500,000          500,000,000
Commerzbank,
   4.01% due 07/10/02                               200,000          200,000,000
Credit Agricole,
   1.81% due 04/05/02                               250,000          250,000,000
Den Danske Bank,
   3.94% due 07/18/02                                99,000           98,996,325
Deutsche Bank,
   4.78% due 03/15/02                                80,000           79,999,110
   4.00% due 07/10/02                               300,000          300,000,000
   1.77% due 10/02/02                               500,000          499,852,740
Kredietbank,
   1.80% due 03/25/02                               193,000          193,000,000
   1.71% due 07/31/02                               400,000          400,008,367
Landesbank Baden,
   4.60% due 03/28/02                               150,000          150,005,253
Landesbank Hess,
   3.42% due 03/06/02                               250,000          250,000,000
HSBC Bank,
   1.88% due 06/07/02                               500,000          500,006,768
Montauk Funding Corp.,
   1.83% due 06/17/02                               500,000          500,000,000
   1.82% due 07/15/02                               150,000          150,000,000
Paribas,
   1.83% due 06/12/02                               500,000          500,000,000
PNC Bank National Association,
   1.88% due 06/19/02                               397,000          397,024,112
Royal Bank, Canada,
   4.04% due 07/30/02                                85,000           84,972,705
   1.88% due 07/31/02                               200,000          200,000,000
Societe Generale,
   1.77% due 09/30/02                               750,000          749,782,357
Svenska Handelsbanken,
   3.86% due 05/14/02                               100,000          100,001,986
   3.62% due 08/29/02                               250,000          249,975,756
Toronto Dominion Bank,
   1.91% due 06/07/02                                50,000           50,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) (CONT'D)
--------------------------------------------------------------------------------
UBS AG,
   4.01% due 06/28/02                              $125,000      $   125,087,400
   4.01% due 07/02/02                                99,000           98,977,263
   3.99% due 07/10/02                               250,000          249,991,257
   3.81% due 07/29/02                               145,000          145,002,908
   1.89% due 07/31/02                               200,000          199,966,552
                                                                 ---------------
                                                                  10,097,524,532
                                                                 ---------------

COMMERCIAL PAPER -- 34.5%
--------------------------------------------------------------------------------
Alpine Securitization Corp,
   1.81% due 03/07/02                               250,000          249,924,583
Amstel Funding Corp,
   2.32% due 04/10/02                               200,000          199,484,444
   2.08% due 05/03/02                               409,500          408,013,003
   1.84% due 06/28/02                               167,977          166,955,327
   1.93% due 07/31/02                               240,000          238,044,267
Atlantis One Funding Corp.
   3.37% due 03/11/02                               125,000          124,882,986
BP Amoco Capital
   1.82% due 06/12/02                               400,000          397,922,833
Bavaria Finance Funding
   1.84% due 03/01/02                               198,958          198,958,000
   1.83% due 03/20/02                                93,466           93,375,727
   1.81% due 04/01/02                                89,851           89,710,957
Black Forest Corp,
   1.82% due 03/07/02                                83,327           83,301,724
   1.83% due 03/07/02                                82,112           82,086,956
   1.82% due 03/18/02                               155,000          154,866,786
   1.84% due 03/18/02                               100,000           99,913,111
Delaware Funding Corp.,
   1.81% due 03/20/02                               193,578          193,393,079
Erasmus Capital Corp.,
   1.82% due 05/08/02                               200,000          199,312,444
   1.83% due 05/08/02                               123,678          123,250,486
Four Winds Funding Corp.
   1.86% due 05/15/02                               500,000          500,000,000
   1.87% due 01/15/03                               500,000          500,000,000
Gemini Securitization Corp.,
   1.82% due 03/07/02                               108,542          108,509,076
   1.81% due 04/08/02                                70,222           70,087,837
Giro Balanced Funding,
   1.82% due 04/15/02                               140,403          140,083,583
Giro Funding U.S. Corp.,
   1.77% due 03/11/02                               100,000           99,950,833
Giro Multi Funding Corp.,
   1.81% due 03/20/02                               325,000          324,689,535
Greyhawk Fund Corp.,
   1.85% due 06/25/02                               210,000          208,751,550
Hatteras Funding Corp.,
   1.71% due 03/12/02                               148,962          148,884,167
   1.77% due 03/13/02                               274,847          274,684,840
   1.84% due 03/21/02                               250,445          250,188,990
   1.78% due 03/22/02                               150,000          149,844,250
   1.84% due 05/13/02                                88,791           88,459,711
Kittyhawk Funding,
   2.47% due 03/20/02                                99,829           99,698,862

Market Street,
   1.82% due 03/13/02                               300,000          299,818,000
   1.82% due 03/19/02                               127,049          126,933,385
   1.81% due 04/09/02                               285,000          284,441,163
   1.82% due 04/11/02                               200,000          199,585,444
Mica Funding LLC,
   1.85% due 03/07/02                               106,831          106,798,060
   1.82% due 03/11/02                               106,072          106,018,375
   1.77% due 03/13/02                               165,000          164,902,650
   1.80% due 03/15/02                               200,000          199,860,000
   1.84% due 03/15/02                               145,250          145,146,066
   1.77% due 04/11/02                               279,372          278,808,833
   1.85% due 04/15/02                               122,000          121,717,875
Moat Funding LLC,
   2.32% due 04/04/02                               250,000          249,452,222
   2.32% due 04/05/02                               150,000          149,661,667
   2.28% due 04/22/02                                44,000           43,855,093
Morgan Stanley
   Dean Witter Co.,
   1.86% due 04/09/02                               380,000          380,000,000
   1.86% due 05/28/02                               250,000          250,000,000
   1.86% due 06/05/02                               480,000          480,000,000
Moriarty Ltd.,
   2.25% due 04/22/02                               300,000          299,025,000
   2.26% due 04/22/02                               300,000          299,020,667
   2.17% due 05/28/02                               497,000          494,363,691
Ness LLC,
   1.82% due 03/15/02                               144,067          143,965,033
   1.72% due 04/22/02                               186,212          185,749,367
Nyala Funding LLC,
   1.83% due 04/22/02                               107,540          107,255,736
   1.89% due 06/21/02                               227,000          225,665,240
Old Line Funding Corp.
   1.81% due 03/06/02                               193,000          192,951,482
Paradigm Funding LLC,
   1.83% due 05/08/02                               150,000          149,481,500
   1.84% due 06/14/02                               110,000          109,409,667
Pennine Funding,
   1.80% due 03/13/02                               235,000          234,859,000
   1.80% due 03/15/02                               197,000          196,862,100
   1.80% due 03/27/02                               175,400          175,171,980
   1.75% due 04/15/02                               185,000          184,595,313
Perry Global Funding,
   1.81% due 04/11/02                               111,282          111,052,605
   1.82% due 04/12/02                               193,910          193,498,264
   1.78% due 04/17/02                               109,612          109,357,274
   1.82% due 04/19/02                               136,129          135,791,778
   1.83% due 04/25/02                               122,994          122,650,129
Santander,
   2.00% due 05/07/02                               100,000           99,627,778
   1.84% due 06/07/02                               100,000           99,499,111
Sigma Finance Inc.,
   1.89% due 07/02/02                                77,000           76,502,773

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)                            February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- (CONT'D)
Silver Tower US Funding LLC,
   1.89% due 04/04/02                              $100,000      $    99,821,500
Special Purpose Accounts,
   1.81% due 03/05/02                               100,000           99,979,889
   1.82% due 03/07/02                               125,000          124,962,083
   1.82% due 03/13/02                               100,000           99,939,333
Stadshypotek Inc.,
   2.48% due 03/11/02                               123,800          123,714,716
Surrey Funding Corp.,
   1.81% due 05/10/02                               100,000           99,648,056
Trident Capital Finance,
   1.80% due 04/08/02                               176,600          176,264,460
   1.80% due 04/11/02                               117,150          116,909,843
   1.80% due 05/03/02                               150,000          149,527,500
   1.80% due 05/06/02                               195,000          194,356,500
Verizon Global Funding,
   1.83% due 02/19/03                               150,000          149,956,233
Wal-Mart Funding,
   1.84% due 03/20/02                               100,000           99,902,889
                                                                 ---------------
                                                                  15,135,567,270
                                                                 ---------------

CORPORATE NOTE -- 9.7%
--------------------------------------------------------------------------------
Blue Heron Funding
   1.90% due 10/18/02                               500,000          500,000,000
Brahms Funding Corp.,
   1.86% due 04/12/02                               275,000          274,403,250
   1.87% due 04/26/02                               351,279          350,257,168
   1.89% due 05/01/02                               262,896          262,054,076
Fenway Funding,
   2.05% due 03/01/02                               295,000          295,000,000
   1.92% due 04/02/02                               258,264          257,823,229
Ford Credit Floorplan Master Owner,
   1.86% due 05/06/02                               250,000          249,147,500
   1.86% due 05/07/02                               250,000          249,134,583
   1.86% due 05/08/02                               250,000          249,121,667
   1.84% due 05/23/02                               140,250          139,655,028
Harwood Funding Corp.,
   1.77% due 03/15/02                               100,000           99,931,167
Principal Resource Mortgage,
   1.83% due 03/08/02                               155,545          155,489,652
Witmer Funding LLC,
   1.99% due 03/05/02                               123,000          122,972,803
   1.99% due 03/06/02                               125,000          124,965,451
   1.99% due 03/07/02                               125,000          124,958,542
   1.90% due 03/20/02                               150,000          149,849,583
   1.90% due 03/21/02                               126,555          126,421,414
   1.88% due 05/02/02                               247,379          246,578,042
   1.89% due 05/08/02                               252,344          251,443,132
                                                                 ---------------
                                                                   4,229,206,287
                                                                 ---------------

MEDIUM TERM NOTES -- 3.6%
--------------------------------------------------------------------------------
Centauri
   3.98% due 06/20/02                               100,000          100,000,000
   2.32% due 02/11/03                               125,000          125,000,000
Credit Suisse First Boston Inc.,
   1.85% due 05/21/02                               500,000          500,000,000
Credit Suisse First Boston International,
   1.89% due 03/05/02                               300,000          300,000,000
Credit Suisse First Boston USA,
   1.70% due 01/17/03                               200,000          200,000,000
General Electric Capital Corp.
   3.82% due 07/30/02                               100,000          100,000,000
Merrill Lynch & Co. Inc.,
   4.64% due 04/01/02                               250,000          249,996,917
                                                                 ---------------
                                                                   1,574,996,917
                                                                 ---------------

PROMISSORY NOTE -- 2.2%
--------------------------------------------------------------------------------
Goldman Sachs Group,
   1.94% due 03/21/02                               500,000          500,000,000
Goldman Sachs,
   1.94% due 04/29/02                               450,000          450,000,000
                                                                 ---------------
                                                                     950,000,000
                                                                 ---------------

TIME DEPOSITS -- 3.1%
--------------------------------------------------------------------------------
HSBC Bank,
   1.88% due 03/01/02                               398,000          398,000,000
National Australia Bank,
   1.84% due 03/01/02                               143,574          143,574,000
Societe Generale,
   1.88% due 03/01/02                               607,831          607,831,000
Svenska Handelsbank,
   1.88% due 03/01/02                               200,000          200,000,000
                                                                 ---------------
                                                                   1,349,405,000
                                                                 ---------------

UNITED STATES GOVERNMENT AGENCY -- 12.8%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
   2.08% due 11/01/02                                68,000           67,037,422
Federal Farm Credit Bank
   2.15% due 12/02/02                                57,000           56,060,450
Federal Home Loan Mortgage Association
   3.78% due 03/01/02                                93,000           93,000,000
Federal Home Loan Mortgage Association
   4.12% due 03/15/02                                47,956           47,879,164
Federal Home Loan Mortgage Association
   4.34% due 03/28/02                               105,000          104,658,225

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

UNITED STATES GOVERNMENT AGENCY (CONT'D)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Association
   3.92% due 05/23/02                              $ 62,000      $    61,439,658
Federal Home Loan Mortgage Association
   3.52% due 06/26/02                                 3,160            3,123,850
Federal Home Loan Mortgage Association
   3.55% due 06/26/02                                80,250           79,324,116
Federal Home Loan Mortgage Association
   3.68% due 06/26/02                                83,000           82,007,320
Federal Home Loan Mortgage Association
   3.69% due 06/26/02                               120,375          118,933,359
Federal Home Loan Mortgage Association
   3.70% due 06/26/02                               100,000           98,797,500
Federal Home Loan Mortgage Association
   1.99% due 06/28/02                               300,000          298,026,583
Federal Home Loan Mortgage Association
   3.63% due 07/18/02                               140,000          138,037,783
Federal Home Loan Mortgage Association
   6.63% due 08/15/02                               100,000          101,363,369
Federal National Mortgage Association
   3.87% due 03/08/02                                50,000           49,962,375
Federal National Mortgage Association
   4.30% due 03/22/02                                99,000           98,751,675
Federal National Mortgage Association
   3.79% due 04/01/02                               103,746          103,407,413
Federal National Mortgage Association
   3.97% due 04/01/02                                50,000           49,829,069
Federal National Mortgage Association
   3.79% due 04/05/02                                49,940           49,755,985
Federal National Mortgage Association
   4.30% due 04/05/02                               100,000           99,581,944
Federal National Mortgage Association
   4.35% due 04/05/02                                40,000           39,830,833
Federal National Mortgage Association
   1.87% due 04/12/02                               500,000          498,909,167
Federal National Mortgage Association
   3.65% due 04/19/02                               117,825          117,239,639
Federal National Mortgage Association
   3.93% due 05/17/02                               100,000           99,159,417
Federal National Mortgage Association
   1.83% due 06/13/02                               100,000           99,472,778
Federal National Mortgage Association
   3.95% due 07/05/02                               100,000          100,000,000
Federal National Mortgage Association
   1.70% due 09/27/02                               200,000          199,908,267
Federal National Mortgage Association
   1.68% due 10/09/02                               175,000          174,919,155
Federal National Mortgage Association
   2.22% due 11/01/02                                49,725           48,973,738
Federal National Mortgage Association
   2.30% due 11/01/02                                78,571           77,341,146
Federal National Mortgage Association
   2.14% due 01/10/03                               392,051          384,709,845
United States Treasury Bills
   1.98% due 05/23/02                               500,000          497,719,229
United States Treasury Notes
   6.38% due 04/30/02                               200,000          200,925,211
United States Treasury Notes
   6.63% due 05/31/02                               702,000          706,805,332
United States Treasury Notes
   6.38% due 06/30/02                                52,000           52,429,633
United States Treasury Notes
   6.25% due 07/31/02                               150,000          151,449,855
United States Treasury Notes
   6.38% due 08/15/02                               120,000          122,227,228
United States Treasury Notes
   4.75% due 01/31/03                               250,000          256,507,382
                                                                   5,629,505,115
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST                   99.9%      43,774,303,347
OTHER ASSETS, LESS LIABILITIES                          0.1           33,096,787
                                                      -----      ---------------
NET ASSETS                                            100.0%     $43,807,400,134
                                                      =====      ===============

*    Variable interest rate -- subject to periodic change.

     See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
=======================================================================================
ASSETS:
Investments at value (Note 1A)                                          $43,774,303,347
Cash                                                                            701,589
Interest receivable                                                         136,027,988
---------------------------------------------------------------------------------------
   Total assets                                                          43,911,032,924
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                            99,990,000
Management fees payable (Note 2)                                              2,454,211
Accrued expenses and other liabilities                                        1,188,579
---------------------------------------------------------------------------------------
   Total liabilities                                                        103,632,790
---------------------------------------------------------------------------------------
NET ASSETS                                                              $43,807,400,134
=======================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                                $43,807,400,134
=======================================================================================

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
=======================================================================================
INTEREST INCOME (Note 1B)                                                  $557,732,653
EXPENSES:
Investment Advisory fees (Note 2)                        $20,092,669
Management fee (Note 2)                                   10,547,733
Administrative fees (Note 2)                               6,697,556
Custody and fund accounting fees                           4,190,690
Trustees' fees                                               126,207
Legal fees                                                    60,071
Audit fees                                                    21,925
Other                                                         45,678
---------------------------------------------------------------------------------------
   Total expenses                                         41,782,529
Less: aggregate amounts waived by Investment Adviser,
   Manager and Administrator (Note 2)                    (21,326,941)
Less: fees paid indirectly (Note 1F)                         (24,221)
---------------------------------------------------------------------------------------
   Net expenses                                                              20,431,367
---------------------------------------------------------------------------------------
Net investment income                                                      $537,301,286
=======================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED        YEAR ENDED
                                          FEBRUARY 28, 2002       AUGUST 31,
                                             (Unaudited)             2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income                     $    537,301,286     $  1,176,666,210
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 53,812,849,539       82,462,468,791
Value of withdrawals                       (42,616,093,617)     (65,958,132,709)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                     11,196,755,922       16,504,336,082
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                  11,734,057,208       17,681,002,292
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         32,073,342,926       14,392,340,634
--------------------------------------------------------------------------------
End of period                             $ 43,807,400,134     $ 32,073,342,926
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                               FEBRUARY 28, 2002  ---------------------------------------------------------------------
                                  (Unaudited)         2001          2000           1999           1998          1997
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
   (000's omitted)                $43,807,400     $32,073,343    $14,392,341    $14,929,345    $8,805,910    $7,657,400
Ratio of expenses to
   average net assets                    0.10%*          0.10%          0.10%          0.10%         0.10%         0.10%
Ratio of net investment
   income to average
   net assets                            2.63%*          5.27%          5.93%          5.13%         5.65%         5.57%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
   net assets                            0.20%*          0.22%          0.22%          0.22%         0.22%         0.23%
Net investment income
   to average net assets                 2.53%*          5.15%          5.81%          5.01%         5.53%         5.44%
=======================================================================================================================

*    Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $10,547,733, of which $5,861,173 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $397,523,349,169 and $385,931,068,092, respectively, for the six months ended February 28, 2002.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $26,075. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliot J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

(C)2002 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RCR/202

CITIFUNDS(R)

CITI(SM)
U.S. TREASURY
RESERVES

SEMI-ANNUAL REPORT

FEBRUARY 28, 2002



   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
Fund Facts                                                                     3
Fund Performance                                                               4


CITI U.S. TREASURY RESERVES
Statement of Assets and Liabilities                                            5
Statement of Operations                                                        6
Statement of Changes in Net Assets                                             7
Financial Highlights                                                           8
Notes to Financial Statements                                                  9


U.S. TREASURY RESERVES PORTFOLIO
Portfolio of Investments                                                      12
Statement of Assets and Liabilities                                           13
Statement of Operations                                                       13
Statement of Changes in Net Assets                                            14
Financial Highlights                                                          14
Notes to Financial Statements                                                 15

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

We are pleased to provide the  semi-annual  report for  Citi(SM)  U.S.  Treasury
Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

[PHOTO]

HEATH B. MCLENDON

PRESIDENT

INVESTMENT STRATEGY

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

Short-term U.S. Treasury notes and bills performed well relative to long-term U.S. Treasury securities during this past period of turmoil. The U.S. Treasury bill sector has historically been an attractive haven during turbulent times and the period following September 11th was no different. In line with the U.S. Federal Reserve Board's ("Fed's") aggressive easing efforts (i.e., a reduction of short-term interest rates) in the fourth quarter of 2001, the yields on short-term instruments declined sharply. The Fed lowered the Federal funds rate(1) to 1.75% (from 3.5%) during the 3-month period following September 11th, a level not seen since 1961.

Given that the average maturity of the Fund ranged from 52 to 60 days over the six-month period, the Fund was well positioned to benefit from the significant drop in short-term yields (as prices of fixed-income securities typically move inversely to yields).

The effects of an economy that was nearing recession coupled with the aftermath of September 11th have made the budget surpluses of the past turn to forecasts of deficits. This evolving situation has caused an increase in U.S. Treasury issuance across the yield curve(2), with a particularly heavy weighting in the bill sector. This increase in bill issuance has included the addition of a 4-week bill (most recently weekly issuance was limited to 13- and 26-week maturities). In our view, this new 4-week bill has enabled the U.S. Treasury to be less dependent on the use of cash management bills ("CMBs")(3) as a tool to aid in its short-term financing needs. U.S.

Treasury bills, which have historically yielded less than comparable-maturity U.S. Treasury coupon securities, are now yielding more because of this increase in supply. Given this consideration, the Fund was predominantly invested in U.S. Treasury bills during the period.

MARKET OUTLOOK

We believe the economic outlook is fairly positive. We expect economic growth will resume mid-year and fully expect the Fed to react with eventual rate hikes. With this view in mind, we anticipate maintaining a defensive maturity stance in the Fund.

Sincerely,

/s/ Heath B. McLendon                       /s/ Denise Guetta

Heath B. McLendon                           Denise Guetta
President                                   Director and
                                            Investment Officer
March 11, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 12 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF FEBRUARY 28, 2002 AND IS SUBJECT TO CHANGE.


----------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

(3)  Cash  management  bills  are  obligations  of  the  U.S.   government  with
     maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.


INVESTMENT MANAGER
Citi Fund Management Inc.


COMMENCEMENT OF OPERATIONS
May 3, 1991


NET ASSETS AS OF 2/28/02
Class N shares: $366.2 million


DIVIDENDS
Declared daily, paid monthly

BENCHMARK*
o Lipper S&P AAA rated U.S.
  Treasury Money Market
  Funds Average

o iMoneyNet, Inc.100% U.S.
  Treasury Rated Money Market
  Funds Average




* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS


ALL PERIODS ENDED FEBRUARY 28, 2002          SIX       ONE      FIVE        TEN
(Unaudited)                               MONTHS**    YEAR     YEARS*     YEARS*
-------------------------------------------------------------------------------

Citi U.S. Treasury Reserves Class N         0.88%    2.73%     4.29%    4.03%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average                0.85%    2.69%     4.47%    4.23%
iMoneyNet, Inc. 100% U.S. Treasury
  Rated Money Market Funds Average          0.98%    2.92%     4.35%    4.19%

*  Average Annual Total Return
** Not Annualized

7-DAY YIELDS             CLASS N
                         -------
Annualized Current        1.05%
Effective                 1.06%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.




Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $366,740,307
Receivable for shares of beneficial interest sold                         27,456
--------------------------------------------------------------------------------

  Total assets                                                       366,767,763
--------------------------------------------------------------------------------

LIABILITIES:
Dividends payable                                                        277,133
Management fees payable (Note 3)                                          83,692
Distribution fees payable (Note 4)                                        80,127
Payable for shares of beneficial interest repurchased                     40,841
Accrued expenses and other liabilities                                    56,062
--------------------------------------------------------------------------------

  Total liabilities                                                      537,855
--------------------------------------------------------------------------------
NET ASSETS for 366,229,908 shares
  of beneficial interest outstanding                                $366,229,908
================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                     $366,229,908
================================================================================

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================


See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A)
Income from U.S. Treasury Reserves Portfolio         $5,109,178
Allocated expenses from U.S.                           (208,018)
  Treasury Reserves Portfolio                          (208,018)
--------------------------------------------------------------------------------

                                                                      $4,901,160
EXPENSES:
Administrative fees (Note 3)                            481,601
Shareholder Servicing Agents' fees Class N (Note 4A)    344,001
Distribution/Service fees Class N (Note 4)              316,879
Management fees (Note 3)                                286,846
Legal fees                                               47,729
Shareholder reports                                      26,672
Transfer agent fees                                      24,000
Custody and fund accounting fees                          9,782
Blue sky fees                                             7,571
Audit fees                                                6,657
Trustees' fees                                            2,366
Miscellaneous                                            19,757
--------------------------------------------------------------------------------

  Total expenses                                      1,573,861
Less: aggregate amounts waived by Administrator,
  Manager and Distributor (Notes 3 and 4)              (317,183)
--------------------------------------------------------------------------------

  Net expenses                                                         1,256,678

Net investment income                                                 $3,644,482
================================================================================


See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                  SIX MONTHS ENDED
                                                  FEBRUARY 28 2002      YEAR ENDED
                                                     (Unaudited)      AUGUST 31, 2001
======================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
to shareholders (Note 2)                           $     3,644,482    $    14,691,459
======================================================================================

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Net proceeds from sale of shares                     1,009,591,569      1,562,453,193
Net asset value of shares issued to shareholders
from reinvestment of dividends                             830,386          5,066,195
Cost of shares repurchased                            (992,504,913)    (1,507,653,468)
--------------------------------------------------------------------------------------

  Total Class N shares                                  17,917,042         59,865,920
--------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES
Net proceeds from sale of shares                              --              494,528
Net asset value of shares issued to shareholders
  from reinvestment of dividends                              --                3,872
Cost of shares repurchased                                    --             (504,620)
--------------------------------------------------------------------------------------

Total Cititrade shares                                        --               (6,220)
--------------------------------------------------------------------------------------

Total increase in net assets from transactions
  in shares of beneficial interest                      17,917,042         59,859,700
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              17,917,042         59,859,700
--------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                    348,312,866        288,453,166
--------------------------------------------------------------------------------------

End of period                                      $   366,229,908    $   348,312,866
======================================================================================


See notes to financial statements

CITI U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                               CLASS N
                                -----------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED
                                FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                   2002      ----------------------------------------------------------
                                (UNAUDITED)    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period            $1.00000    $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income             0.00882     0.04529     0.04797     0.03947     0.04552     0.04547
Less dividends from net
  investment income              (0.00882)   (0.04529)   (0.04797)   (0.03947)   (0.04552)   (0.04547)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $366,230    $348,313    $288,447    $343,496    $319,930    $360,717
Ratio of expenses to
  average net assets+               0.70%*      0.70%       0.70%       0.70%       0.70%       0.70%
Ratio of net investment income
  to average net assets+            1.74%*      4.50%       4.76%       3.96%       4.55%       4.57%
Total return                        0.88%**     4.62%       4.90%       4.02%       4.65%       4.64%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share  $0.00724    $0.04237    $0.04523    $0.03678    $0.04292    $0.04278

RATIOS:
Expenses to average net assets+     0.97%*      1.01%       0.97%       0.97%       0.96%       0.97%
Net investment income to
  average net assets+               1.47%*      4.19%       4.49%       3.69%       4.29%       4.30%
=======================================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expense.
*    Annualized
**   Not Annualized
See notes to financial statements

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Citi U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (21.0% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of February 28, 2002, offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 348,347 Cititrade shares outstanding, with a value of $348,347, were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the fund and other investors in the Portfolio at the time of such determination.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


2. DIVIDENDS The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund's average daily net assets. The administrative fees amounted to $481,601, of which $146,826 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $286,846, of which $97,054 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.40% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $137,601, of which $73,303 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $179,278 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received fees from the Fund, which may have been paid periodi-

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

cally, but did not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $344,001 for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $879,878,379 and $867,305,041, respectively, for the six months ended February 28, 2002.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)


                    PRINCIPAL
                     AMOUNT
ISSUER           (000'S OMITTED)      VALUE
-----------------------------------------------
U.S. TREASURY BILLS -- 100.0%
-----------------------------------------------
United States Treasury Bill,
  due 3/07/02       $179,861      $179,811,254
  due 3/14/02        171,174       171,069,583
  due 3/21/02        328,412       328,111,074
  due 4/04/02        224,430       224,018,081
  due 5/09/02        115,102       114,728,062
  due 5/16/02        177,546       176,896,507
  due 5/23/02        225,000       224,072,014
  due 6/13/02        121,241       120,633,731
  due 6/27/02         78,000        77,537,932
  due 8/22/02         50,000        49,558,958
  due 8/29/02         85,000        84,206,688
                                 -------------
                                 1,750,643,884
                                 -------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST    100.0%    1,750,643,884
OTHER ASSETS,
  LESS LIABILITIES       0.0          (187,000)
                    --------     -------------
NET ASSETS             100.0%   $1,750,456,884
                    ========    ==============


See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,750,643,884
--------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian                                                      23,185
Management fees payable (Note 2)                                          17,907
Accrued expenses and other liabilities                                   145,908
--------------------------------------------------------------------------------

  Total liabilities                                                      187,000
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,750,456,884
================================================================================

REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,750,456,884
================================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================

INVESTMENT INCOME (Note 1B)                                          $20,612,281

EXPENSES:
Investment Advisory fees (Note 2)                     $ 816,651
Management fees (Note 2)                                452,188
Custody and fund accounting fees                        281,122
Administrative fees (Note 2B)                           272,217
Legal fees                                               17,001
Audit fees                                               10,200
Trustees' fees                                            6,863
Miscellaneous                                            40,666
--------------------------------------------------------------------------------

  Total expenses                                        1,896,908
Less: aggregate amounts waived by Investment
  Adviser, Manager and Administrator (Note 2)        (1,051,157)
Less: fees paid indirectly (Note 1D)                         (5)
--------------------------------------------------------------------------------

  Net expenses                                                           845,746
--------------------------------------------------------------------------------

Net investment income                                                $19,766,535
================================================================================


See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                            SIX MONTHS ENDED
                                            FEBRUARY 28, 2002       YEAR ENDED
                                               (Unaudited)       AUGUST 31, 2001
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                        $    19,766,535    $    77,442,205
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Proceeds from contributions                    3,645,383,552      5,642,383,142
Value of withdrawals                          (3,301,864,138)    (5,657,342,700)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets
from capital transactions                        343,519,414        (14,959,558)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       363,285,949         62,482,647
--------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                            1,387,170,935      1,324,688,288
--------------------------------------------------------------------------------

End of period                                $ 1,750,456,884    $ 1,387,170,935
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED                                       YEAR ENDED AUGUST 31,
                      FEBRUARY 28, 2002            ----------------------------------------------------------------------------
                          (Unaudited)                 2001             2000             1999             1998           1997
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
(000's omitted)                  $1,750,457        $1,387,171       $1,324,688       $1,188,627       $  911,845     $  907,910
Ratio of expenses to
average net assets                    0.10%*            0.10%            0.10%            0.10%            0.10%          0.10%
Ratio of net investment
  income to average net assets        2.34%*            5.13%            5.41%            4.55%            5.14%          5.15%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets        0.23%*            0.23%            0.23%            0.23%            0.23%          0.24%
Net investment income to
average net assets                    2.21%*            5.00%            5.28%            4.42%            5.01%          5.01%
================================================================================================================================

*  Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund's average daily net assets. The administrative fees amounted to $272,217, all of which

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $452,188, of which $357,992 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,598,161,547 and $7,234,870,429, respectively, for the six months ended February 28, 2002.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $1,296. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF THE MANAGER
**TRUSTEE EMERITUS

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor,
New York, NY10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

(C)2002 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RUS/202

--------------------------------------------------------------------------------
CITIFUNDS(R)
--------------------------------------------------------------------------------


Citi(SM)
Tax Free Reserves

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI TAX FREE RESERVES
Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       17
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            18
--------------------------------------------------------------------------------
Financial Highlights                                                          18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are pleased to provide the semi-annual report for Citi(SM) Tax Free Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in  participation  interests  in
municipal   obligations   that  are  issued  by  banks  and/or  backed  by  bank
obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MUNICIPAL BOND MARKET REVIEW

The month of September began uneventful enough as money funds continued to see cash come in from investors in light of the lack of meaningful supply of short-term product. On September 11, the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929. The bond market subsequently reopened September 13, amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the Federal Reserve Board (the "Fed") lowered the federal funds rate ("fed funds rate")(1) by 50 basis points(2) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Dealer remarketing agents were resetting rates on Variable Rate Demand


[PHOTO]                                      [PHOTO]
HEATH B.                                     CHARLES K.
MCLENDON                                     BARDES

PRESIDENT                                    DIRECTOR AND
                                             INVESTMENT OFFICER



----------
(1) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.

Notes ("VRDNs")(3) higher to attract buyers, as corporations holding VRDNs were selling to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City with reconstruction efforts, was well-received by investors. On October 2, the Fed enacted its ninth rate cut in 2001, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, "that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity." Most short-term tax-exempt security yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed's task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest, began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point toward a recovery. In the latter portion of the month, Fed chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

OUTLOOK

State governments are facing a combined budget gap of $30 billion, which is about 75% of anticipated year-end balances. Though the recession of 2001 was less severe than that of the early '90s, improvements in fiscal management, particularly the higher level of reserves, have so far helped to prevent widespread rating downgrades. Because State governments rely heavily on sales and income taxes to finance operations, we believe budget adjustments will be necessary in the coming year. However, if the nation emerges from recession mid-year, we would expect ratings to stabilize late in 2002.

----------

(3) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

Looking forward, we anticipate municipalities to take advantage of the relatively low interest rate environment to issue new debt for capital projects and to refinance higher interest rate debt. We believe the steepness of the yield curve(4) may entice bond arbitragers to buy bonds and issue synthetic floating rate notes, adding supply to the VRDN market. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,


/s/ Heath B. McLendon                         /s/ Charles K. Bardes
Heath B. McLendon                             Charles K. Bardes
President                                     Director and
                                              Investment Officer

MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. PLEASE REFER TO PAGES 12 THROUGH 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE THIS LETTER REPRESENTS THE FUND'S PERFORMANCE AS OF FEBRUARY 28, 2002 AND IS SUBJECT TO CHANGE.

FUND FACTS

FUND OBJECTIVE

Provide its shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                         DIVIDENDS
Citi Fund Management Inc.                  Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                 CAPITAL GAINS
Class N shares                             Distributed annually, if any
August 31, 1984

NET ASSETS AS OF 2/28/02                   BENCHMARK**

Class N shares: $606.3 million             o Lipper Tax Exempt Money Market
                                             Funds Average
                                           o iMoneyNet, Inc. General
                                             Purpose Tax Free Money
                                             Market Funds Average

----------
(4) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
** The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2002              SIX      ONE     FIVE     TEN
(Unaudited)                                   MONTHS**   YEAR    YEARS*   YEARS*
================================================================================
Citi Tax Free Reserves Class N                  0.71%    2.03%    2.88%    2.75%
Lipper Tax Exempt Money Market Funds Average 0.61% 1.87% 2.84% 2.75% iMoneyNet, Inc. General Purpose Tax Free
  Money Market Funds Average                    0.60%    1.91%    2.86%    2.77%
 *  Average Annual Total Return
**  Not Annualized

7-DAY YIELDS                  CLASS N

                              -------
Annualized Current            1.03%
Effective                     1.03%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI TAX FREE RESERVES CLASS N VS.
IMONEYNET, INC. GENERAL PURPOSE TAX FREE MONEY MARKET FUNDS AVERAGE

[The table below represents a line chart in the printed report.]

                                                  iMoneyNet Inc.
                                                  General Purpose
                                                     Tax Free
                                 City Tax Free     Money Market
                      Date      Reserves Class N   Funds Average
                      ----      ----------------   -------------

                     3/6/01           2.86             2.76
                                      2.42             2.32
                                      2.84             2.77
                                      3.02             2.94
                                      3.05             2.96
                                      2.8              2.69
                    4/17/01           3.09             3.07
                                      3.47             3.51
                                      3.41             3.48
                                      3.23             3.25
                                      2.97             2.92
                                      2.67             2.6
                                      2.68             2.6
                     6/5/01           2.53             2.54
                                      2.29             2.14
                                      2.52             2.45
                                      2.53             2.53
                                      2.41             2.37
                                      2.06             1.95
                    7/17/01           2.13             2
                                      2.24             2.17
                                      2.29             2.2
                                      2.14             2.01
                                      2.04             1.87
                                      2.09             1.9
                                      2.02             1.81
                     9/4/01           2                1.76
                                      1.98             1.77
                                      1.98             1.78
                                      1.93             1.72
                                      1.96             1.82
                                      1.84             1.74
                   10/16/01           1.75             1.6
                                      1.67             1.54
                                      1.75             1.61
                                      1.62             1.51
                                      1.49             1.36
                                      1.47             1.31
                                      1.38             1.25
                    12/4/01           1.3              1.17
                                      1.11             0.91
                                      1.13             0.92
                                      1.36             1.12
                                      1.39             1.2
                                      1.11             0.91
                    1/15/02           1.05             0.89
                                      1.02             0.89
                                      1.03             0.89
                                      1.14             0.94
                                      1.06             0.87
                                      1.05             0.85
                    2/26/02           1.02             0.84

As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $607,174,776
Receivable for shares of beneficial interest sold                        45,000
-------------------------------------------------------------------------------
Total assets                                                        607,219,776
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       485,564
Payable for shares of beneficial interest repurchased                   155,819
Distribution fees payable (Note 4)                                      115,244
Management fees payable (Note 3)                                         60,644
Accrued expenses and other liabilities                                   75,224
-------------------------------------------------------------------------------
  Total liabilities                                                     892,495
-------------------------------------------------------------------------------
NET ASSETS for 606,349,138 shares of beneficial
  interest outstanding                                             $606,327,281
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $606,349,138
Accumulated net realized loss on investments                            (21,857)
-------------------------------------------------------------------------------
  Total                                                            $606,327,281
===============================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       1.00
===============================================================================

See notes to financial statements

CITI TAX FREE RESERVES
STATEMENTOFOPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INTEREST INCOME (Note 1A)
Income from Tax Free Reserves Portfolio                 $5,648,625
Allocated expenses from Tax Free Reserves Portfolio       (412,056)
-------------------------------------------------------------------------------
                                                                     $5,236,569

EXPENSES:
Administrative fees (Note 3)                               444,860
Shareholder Servicing Agents' fees Class N (Note 4A)       444,860
Distribution fees Class N (Note 4)                         420,295
Management fees (Note 3)                                   290,821
Blue sky fees                                               41,257
Legal fees                                                  39,971
Shareholder reports                                         35,115
Transfer agent fees                                         22,636
Custody and fund accounting fees                            11,573
Audit fees                                                  10,382
Registration                                                 3,606
Trustees' fees                                               3,388
Miscellaneous                                               11,418
-------------------------------------------------------------------------------
  Total expenses                                         1,780,182
Less: aggregate amounts waived by Administrator,
  Distributor and Manager (Notes 3 and 4)                 (410,532)
-------------------------------------------------------------------------------
  Net expenses                                                        1,369,650
-------------------------------------------------------------------------------
Net investment income                                                 3,866,919
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE
  RESERVES PORTFOLIO                                                     10,180
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,877,099
===============================================================================

See notes to financial statements

CITI TAX FREE RESERVES

STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED    YEAR ENDED
                                                 FEBRUARY 28, 2002   AUGUST 31,
                                                    (Unaudited)         2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                              $  3,866,919    $ 15,695,631
Net realized gain (loss) on investments                  10,180         (12,102)
-------------------------------------------------------------------------------
Net increase in net assets from operations            3,877,099      15,683,529
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N shares                 (3,866,919)    (15,695,631)
Net investment income Cititrade shares                       --              --
-------------------------------------------------------------------------------
Decrease in net assets from distribution
  to shareholders                                    (3,866,919)    (15,695,631)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                        422,872,392     935,481,453
Net asset value of shares issued to shareholders
  from reinvestment of dividends                        492,951       2,047,467
Cost of shares repurchased                         (335,017,638)   (917,107,291)
-------------------------------------------------------------------------------
Total Class N shares                                 88,347,705      20,421,629
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES
Proceeds from sale of shares                                 --         285,624
Net asset value of shares issued to shareholders
  from reinvestment of dividends                             --             957
Cost of shares repurchased                                   --        (293,638)
-------------------------------------------------------------------------------
Total Cititrade shares                                       --          (7,057)
-------------------------------------------------------------------------------
Total increase in net assets from transactions
  in shares of beneficial interest                   88,347,705      20,414,572
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           88,357,885      20,402,470
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 517,969,396     497,566,926
-------------------------------------------------------------------------------
End of period                                      $606,327,281    $517,969,396
===============================================================================

See notes to financial statements

CITI TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                           FEBRUARY 28, 2002  ----------------------------------------------------------------------
                                              (Unaudited)        2001           2000           1999           1998           1997
====================================================================================================================================
Net Asset Value, beginning
  of period                                     $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
Net investment income                            0.00706        0.03010        0.03279        0.02626        0.03042        0.03004
Less dividends from net
  investment income                             (0.00706)      (0.03010)      (0.03279)      (0.02626)      (0.03042)      (0.03004)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                               $606,327       $517,969       $497,567       $489,880       $514,771       $422,483
Ratio of expenses to average
  net assets+                                      0.65%*         0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income
  to average net assets+                           1.41%*         3.00%          3.27%          2.62%          3.04%          3.01%
Total return                                       0.71%**        3.05%          3.33%          2.66%          3.08%          3.05%

Note:  If agents of the Fund and agents of Tax Free  Reserves  Portfolio  had not  waived all or a portion of their fees  during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                 $0.00651       $0.02678       $0.03015       $0.02365       $0.02782       $0.02715
RATIOS:

Expenses to average net assets+                    0.90%*         0.97%          0.91%          0.91%          0.92%          0.94%
Net investment income to
  average net assets+                              1.16%*         2.68%          3.01%          2.36%          2.77%          2.72%
====================================================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Citi Tax Free Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust") a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 46.6% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of February 28, 2002 offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 245,673 Cititrade shares outstanding, with value of $245,673 were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT INCOME   The Fund earns  income,  net of Portfolio  expenses,
daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $444,860, of which $176,605 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $290,821, of which $145,757 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.30% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $177,944, of which $88,170 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $242,351 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. SHAREHOLDER SERVICING AGENT FEES The Fund had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

other related services. For their services, each Shareholder Servicing Agent received a fee from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. Shareholder Servicing Agent fees amounted to $444,860 for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $400,546,506 and $317,717,350 respectively, for the six months ended February 28, 2002.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS
AND NOTES -- 7.7%
--------------------------------------------------------------------------------
Georgia State, 6.00% due 7/01/02                    $      7,810   $  7,891,725
Iowa State School, Cash Anticipation Program
   2.25% due 1/30/03                                       5,000      5,034,739
Iowa State School, Cash Anticipation Program,
   3.75% due 6/21/02                                      12,000     12,039,434
Clark County, Nevada, 3.00% due 10/02/02                   5,250      5,299,059
Jefferson County, Colorado, School District,
   3.50% due 6/28/02                                      25,000     25,081,787
Medina, Ohio, City School District,
   6.20% due 12/01/02                                      2,100      2,214,694
New Brunswick, New Jersey,
   2.40% due 8/21/02                                      13,300     13,331,100
South Carolina Public Service Authority,
   3.50% due 7/01/02                                       5,505      5,523,082
South Carolina Public Service Authority,
   6.50% due 7/01/02                                       5,045      5,226,979
South Carolina State,
   3.00% due 1/01/03                                       7,625      7,722,844
Trenton, New Jersey,
   2.60% due 10/18/02                                     11,619     11,651,238
                                                                   ------------
                                                                    101,016,681
                                                                   ------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 10.2%
--------------------------------------------------------------------------------
California Housing Finance, AMT, Agency Revenue,
   2.67% due 8/01/02                                       4,515      4,515,000
Colorado Health Facilities Authority Revenue,
   4.00% due 9/01/02                                       5,895      5,945,120
East Brunswick, New Jersey,
   2.75% due 1/03/03                                      20,929     21,115,969
Essex County, New Jersey, Utilities Authority,
   5.15% due 11/27/02                                      6,864      7,008,519
Florida State, Board of Education Lottery Revenue,
   4.50% due 7/01/02                                       4,400      4,445,923
Florida State Department Environment Protection, FGIC,
   5.25% due 7/01/02                                       5,575      5,626,289
Indiana Board,
   2.25% due 1/22/03                                      20,000     20,105,930
Indianapolis, Indiana, Local Public Improvement Board,
   2.40% due 7/09/02                                       6,000      6,017,346
Louisiana State, Deep Water Port Revenue,
   5.50% due 6/01/02                                      12,000     12,085,089
Michigan Municipal Bond Authority,
   4.00% due 4/11/02                                      22,600     22,624,485
Puerto Rico Commonwealth,
   3.00% due 7/30/02                                       3,000      3,010,644
Purdue University, Indiana, University Revenue,
   3.00% due 7/01/02                                      10,065     10,121,134
Watchung, New Jersey
   3.00% due 8/15/02                                      10,000     10,049,732
                                                                   ------------
                                                                    132,671,180
                                                                   ------------

BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 18.2%
--------------------------------------------------------------------------------
Clark County, Washington Public Utility District, BANs,
   4.00% due 3/26/02                                      10,000     10,005,103
Howard County, Maryland, BANs
   4.00% due 4/15/02                                      12,500     12,514,310
Jersey City, New Jersey, BANs,
   2.50% due 1/10/03                                       9,360      9,407,547
Knoxville, Tennessee, BANs
   3.50% due 6/01/02                                      20,000     20,053,011
Maine State, BANs,
   2.25% due 6/26/02                                       2,400      2,404,576
Maplewood Township, New Jersey, BANs,
   2.75% due 1/22/03                                       2,800      2,827,149
Mercer County, New Jersey, BANs,
   2.65% due 11/20/02                                     30,000     30,170,367
Newark, New Jersey, BANs,
   3.40% due 10/01/02                                      6,650      6,689,995
Newark, New Jersey, BANs,
   3.50% due 11/01/02                                      8,252      8,311,137

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Passaic County, New Jersey, BANs
   3.40% due 6/14/02                                $     20,144   $ 20,180,623
Saddle Brook Township, New Jersey, BANs,
   2.60% due 2/07/03                                       6,306      6,366,850
Salem, Massachusetts, BANs,
   2.25% due 1/16/03                                      30,000     30,155,725
Summit County, Ohio, BANs
   3.50% due 5/30/02                                       4,200      4,205,530
Texas State, TRANs,
   3.75% due 8/29/02                                      41,250     41,580,517
Trenton, New Jersey, BANs,
   2.70% due 10/18/02                                     19,460     19,522,783
West Jordan, Utah, TRANs,
   2.85% due 6/28/02                                       6,500      6,508,228
Winslow Township, New Jersey, BANs,
   2.33% due 1/31/03                                       5,967      6,001,597
                                                                   ------------
                                                                    236,905,048
                                                                   ------------

VARIABLE RATE DEMAND NOTES* -- 63.3%
--------------------------------------------------------------------------------
ABN-Amro Leasetops Certificates Trust,
   due 10/01/05                                            2,573      2,573,494
ABN-Amro Munitops Certificates Trust,
   due 3/07/07                                             4,000      4,000,000
ABN-Amro Munitops Certificates Trust, AMT,
   due 4/05/06                                            10,000     10,000,000
ABN-Amro Munitops Certificates Trust, AMT,
   due 7/05/06                                             9,000      9,000,000
ABN-Amro Munitops Certificates Trust, AMT,
   due 5/07/08                                            15,000     15,000,000
Adams County, Colorado, Industrial Development
   Revenue, due 12/01/15                                   2,000      2,000,000
Alaska State Housing Finance Corp., AMT,
   due 6/01/07                                      $     23,630   $ 23,630,000
Ascension, Louisiana, Revenue, AMT,
   due 12/01/27                                            2,000      2,000,000
Berea, Kentucky, Education Facilities Revenue,
   due 6/01/31                                             4,450      4,450,000
Brooks County, Georgia, Development Authority
   Revenue, due 3/01/18                                    2,000      2,000,000
California Housing Finance Agency Revenue,
   due 8/01/31                                            14,200     14,200,000
California Student Loan, AMT,
   due 12/01/25                                            5,000      5,000,000
Carrollton, Georgia, Payroll Development Authority,
   due 3/01/15                                             1,450      1,450,000
Carthage, Missouri, Industrial Development
   Authority Revenue, due 4/01/07                          2,000      2,000,000
Carthage, Missouri, Industrial Development Authority
   Revenue, AMT, due 9/01/30                               2,000      2,000,000
Chesterfield County, Virginia, Industrial Development,
   due 2/01/03                                             1,400      1,400,000
Chicago, Illinois,
   due 1/01/23                                            27,146     27,146,000
Chicago, Illinois, Gas Supply Revenue,
   due 3/01/30                                             5,000      5,000,000
Chicago, Illinois, Midway Airport Revenue, AMT,
   due 1/01/29                                             8,800      8,800,000
Chicago, Illinois, O'Hare International Airport
   Revenue, due 7/01/10                                   17,150     17,150,000
Clark County, Nevada, Airport Revenue, AMT,
   due 7/01/28                                            19,500     19,500,000
Clarksville, Arizona, Industrial Development
   Revenue, AMT, due 8/01/13                               2,025      2,025,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Colorado Health Facilities Authority Revenue,
   due 6/01/21                                      $      7,525   $  7,525,000
Colorado Housing and Finance Authority,
   due 10/15/16                                            5,500      5,500,000
Columbus, Georgia, Housing Authority Revenue,
   due 11/01/17                                              750        750,000
Davidson County, North Carolina, Industrial
   Facilities, due 7/01/20                                 2,140      2,140,000
De Kalb County, Georgia, Development Authority,
   due 8/01/05                                             1,500      1,500,000
De Kalb County, Georgia, Development Authority,
   due 2/01/18                                              1100      1,100,000
Delaware State Economic Development Authority,
   due 12/01/15                                           19,600     19,600,000
Delaware State Economic Development Authority,
   due 12/01/15                                           20,670     20,670,000
Delaware State Economic Development Authority,
   due 7/01/28                                            24,400     24,400,000
Director State, Nevada, Department of Business,
   AMT, due 8/01/20                                          775        775,000
Director State, Nevada, Department of Business, AMT,
   due 12/01/26                                            6,250      6,250,000
Du Page County, Illinois,
   due 4/01/30                                            10,000     10,000,000
Everett, Washington,
   due 12/01/21                                            2,600      2,600,000
FAC Municipal Trust,
   due 12/15/14                                            4,155      4,155,000
Forsyth County, Georgia, Industrial Development
   Revenue, AMT, due 1/01/07                               2,000      2,000,000
Fulton County, Georgia, Development Authority
   Revenue, due 12/01/12                                   2,000      2,000,000
Fulton County, Georgia, Development Authority
   Revenue, due 2/01/18                                    1,900      1,900,000
Georgia Municipal Gas Authority,
   due 1/01/08                                            26,650     26,650,000
Gordon County, Georgia, Industrial Development
   Authority Revenue, AMT, due 8/01/17                     1,000      1,000,000
Gulf Breeze, Florida, Revenue,
   due 3/31/21                                             1,390      1,390,000
Gwinnett County, Georgia, Industrial Development
   Revenue, due 3/01/17                                      235        235,000
Gwinnett County, Georgia, Hospital Authority
   Revenue, due 7/01/32                                   10,000     10,000,000
Harris County, Texas, Health Facilities Development
   Corp, Hospital Revenue, due 12/01/26                   10,000     10,000,000
Hawkins County, Tennessee, Industrial Development
   Board, due 10/01/27                                     1,450      1,450,000
Henrico County, Virginia, Industrial Development
   Authority, due 8/01/23                                    180        180,000
Hillsborough County, Florida, School Board,
   due 1/01/12                                             7,000      7,000,000
Illinois Development Finance Authority
   Revenue, due 11/15/24                                  21,000     21,000,000
Illinois Educational Facilities Authority Revenue,
   due 1/01/28                                             8,800      8,800,000
Illinois Health Facilities Authority Revenue,
   due 8/15/09                                            22,700     22,700,000
Illinois State,
   due 11/01/16                                           10,450     10,450,000
Indiana Health Facilities Finance Authority
   Hospital Revenue, due 3/01/30                             300        300,000
Koch Certificates Trust,
   due 12/13/02                                            2,820      2,819,734
Louisa, Virginia, Industrial Development Authority,
   AMT, due 3/01/31                                        7,000      7,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Madison, Wisconsin, Community Development
   Authority, due 6/01/22                           $      1,010   $  1,010,000
Maine Health and Higher Educational Facilities,
   due 7/01/19                                             2,860      2,860,000
Marshfield, Wisconsin, Industrial Development
   Revenue, due 12/01/14                                   2,500      2,500,000
Massachusetts State Industrial Finance Agency,
   due 11/01/25                                            1,935      1,935,000
Michigan State,
   due 9/15/28                                            25,000     25,000,000
Minneapolis, Minnesota,
   due 12/01/05                                            1,335      1,335,000
Minneapolis & St Paul, Minnesota, Airport
   Revenue, due 1/01/25                                    9,410      9,410,000
Minnesota State, Housing Finance Agency,
   due 1/01/21                                            11,500     11,500,000
Minnetonka, Minnesota, Multi-Family Housing
   Revenue, due 11/15/31                                   5,000      5,000,000
Missouri State Health and Educational Facilities
   Revenue, due 7/01/28                                    3,400      3,400,000
Missouri State Health and Educational Facilities
   Revenue, due 3/01/40                                    7,300      7,300,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
   due 4/01/12                                             3,000      3,000,000
Morristown, Tennessee, Industrial Development
   Board, AMT, due 2/01/15                                 4,250      4,250,000
Municipal Securities Trust Certificates,
   due 8/24/11                                            13,350     13,350,000
Municipal Electric Authority, Georgia
   due 3/01/20                                            18,625     18,625,000
Nash County, North Carolina,
   due 12/01/14                                            1,000      1,000,000
New Hampshire, Health and Education,
   Facilities Authority Revenue,
   due 8/01/31                                            39,230     39,230,000
New Hanover County, North Carolina,
   due 3/01/14                                             2,250      2,250,000
New Hanover County, North Carolina,
   due 3/01/15                                             2,250      2,250,000
New Hanover County, North Carolina,
   due 3/01/16                                             2,250      2,250,000
New Jersey, Economic Development Authority,
   due 7/01/07                                            10,995     10,995,000
New Jersey Economic Development Authority, AMT,
   due 1/01/26                                            17,600     17,600,000
New Jersey Economic Development Authority,
   Natural Gas Facilities Revenue, AMT,
   due 4/01/33                                            10,600     10,600,000
New Jersey, State Transportation Trust Fund
   Authority, due 2/15/05                                 17,020     17,020,000
New York, New York,
   1.15% due 8/15/23                                       6,500      6,500,000
Newport Beach, California,
   due 12/01/29                                           16,600     16,600,000
Oklahoma Finance Authority Revenue,
   due 1/01/30                                             2,280      2,280,000
Orange County, Florida, Industrial Development
   Authority, due 1/01/11                                    350        350,000
Peoria, Illinois, Health Care Facilities Revenue,
   due 5/01/17                                             1,050      1,050,000
Pennsylvania State,
   due 12/01/08                                            6,745      6,745,000
Petersburg, Indiana, Pollution Control Revenue,
   due 1/01/23                                             3,500      3,500,000
Pleasants County, West Virginia, Pollution
   Control Revenue, due 12/01/20                           8,500      8,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure,
   due 10/01/32                                     $      2,800   $   2,800,000
Red Bay, Alabama, Industrial Development Board
   Revenue, due 11/01/10                                   3,400       3,400,000
Rhode Island State Industrial Facilities Corp.,
   AMT, due 5/01/05                                        1,000       1,000,000
Rhode Island State Industrial Facilities Corp.,
   AMT, due 11/01/05                                       2,120       2,120,000
Roswell, Georgia, Multi-Family Housing Authority,
   due 8/01/27                                             2,500       2,500,000
Saint Charles Parish, Louisiana, Pollution
   Control Revenue, due 3/01/24                           10,400      10,400,000
San Antonio, Texas, Water Revenue,
   due 5/15/26                                             7,000       7,000,000
Sevier County, Tennessee, Public Building Authority,
   due 6/01/17                                             1,300       1,300,000
South Carolina, Education Facilities Authority,
   due 12/01/22                                           10,000      10,000,000
South Carolina, Jobs Economic Development
   Authority, due 12/01/31                                25,000      25,000,000
Splendora Texas, Higher Education Facilities,
   due 1/01/17                                             3,500       3,500,000
St Louis, Missouri, Industrial Development
   Authority, AMT, due 12/01/31                            3,100       3,100,000
Tarrant County, Texas, Health Facilities
   Development, due 11/15/26                                 915         915,000
Tennessee, Housing Development Agency,
   due 7/01/04                                             5,250       5,250,000
Tipton, Indiana, Economic Development Revenue,
    AMT, due 7/01/22                                         975         975,000
Traill County, North Dakota, Industrial Development,
   AMT, due 12/01/11                                       1,000       1,000,000
Traill County, North Dakota, Industrial Development,
   AMT, due 12/11/11                                       1,000       1,000,000
Valdez, Alaska, Marine Terminal Revenue,
   due 8/01/25                                             4,000       4,000,000
Virginia College Building Authority,
   due 9/01/07                                             4,995       4,995,000
Walton County, Georgia, Industrial Building
   Authority, due 10/01/17                                 2,300       2,300,000
Washington State, Public Power Supply,
   due 1/01/05                                             6,200       6,200,000
Washington State, Public Power Supply,
   due 7/01/07                                             9,600       9,600,000
Washington State, Housing Finance Community,
   Single Family Mortgage, AMT, due 3/01/02               30,265      30,265,000
Winchester, Kentucky, Industrial Building, AMT,
   due 10/01/18                                            2,400       2,400,000
                                                                  --------------
                                                                     824,379,228
                                                                  --------------
TOTAL INVESTMENTS,
   AT AMORTIZED COST                                       99.4%  $1,294,972,137
OTHER ASSETS,
   LESS LIABILITIES                                         0.6        7,443,694
                                                          -----   --------------
NET ASSETS                                                100.0%  $1,302,415,831
                                                          =====   --------------

----------
AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)                $1,294,972,137
Cash                                                                     296,251
Interest receivable                                                    7,345,187
--------------------------------------------------------------------------------
  Total assets                                                     1,302,613,575
--------------------------------------------------------------------------------
LIABILITIES:
Management fees payable (Note 2)                                         117,768
Accrued expenses and other liabilities                                    79,976
--------------------------------------------------------------------------------
  Total liabilities                                                      197,744
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,302,415,831
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,302,415,831
================================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $10,223,565
EXPENSES
Investment Advisory fees (Note 2)                   $   604,722
Management fees (Note 2)                                412,105
Administrative fees (Note 2)                            151,181
Custody and fund accounting fees                        122,818
Legal fees                                               21,111
Trustees' fees                                            2,812
Miscellaneous                                             2,765
--------------------------------------------------------------------------------
  Total expenses                                      1,317,514
--------------------------------------------------------------------------------
Less: aggregate amounts waived by Investment
  Adviser, Administrator and Management (Note 2)       (546,481)
Less: fees paid indirectly (Note 1D)                     (8,351)
--------------------------------------------------------------------------------
  Net expenses                                                          762,682
--------------------------------------------------------------------------------
Net investment income                                                 9,460,883
NET REALIZED GAIN ON INVESTMENTS                                         17,647
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 9,478,530
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 2002     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 2001
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                          $    9,460,883    $   25,817,040
Net realized gain/loss on investments                  17,647           (16,350)
-------------------------------------------------------------------------------
Increase in net assets from operations              9,478,530        25,800,690
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     1,350,111,866     2,375,773,926
Value of withdrawals                             (809,553,670)   (2,324,687,811)
-------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                            540,558,196        51,086,115
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        550,036,726        76,886,805
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               752,379,105       675,492,300
-------------------------------------------------------------------------------
End of period                                  $1,302,415,831    $  752,379,105
===============================================================================


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                           FEBRUARY 28, 2002  ----------------------------------------------------------------------
                                              (Unaudited)        2001           2000           1999           1998           1997
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                             $1,302,416       $752,379       $675,492       $657,120       $723,858       $483,630
Ratio of expenses to
  average net assets                               0.15%*         0.15%          0.15%          0.15%          0.15%          0.19%
Ratio of net investment income
  to average net assets                            1.86%*         3.48%          3.77%          3.11%          3.53%          3.46%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion of their fees during the periods  indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                                        0.26%*         0.29%          0.29%          0.29%          0.29%          0.31%
Net investment income to
  average net assets                                1.75%*         3.34%          3.63%          2.98%          3.39%          3.35%
===================================================================================================================================

* Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C.  FEDERAL INCOME TAXES   The  Portfolio's  policy  is to comply  with the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund's average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $412,105, of which $165,984 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $3,045,600,021 and $2,520,517,976, respectively, for the six months ended February 28, 2002.

4.   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES    The cost of investment
securities owned at February 28, 2002, for federal income tax purposes, amounted to $1,294,972,137.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $610. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF THE MANAGER


INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank &Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

(C)2002 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RTF/202

CITIFUNDS(R)

Citi(SM)
New York
Tax Free
 Reserves



SEMI-ANNUAL REPORT

FEBRUARY 28, 2002


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


CITI NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           12
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          15
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

We are pleased to provide the semi-annual report for Citi(SM) New York Tax Free Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.


[PHOTO]                    [PHOTO]

HEATH B.                   CHARLES K.
MCLENDON                   BARDES
PRESIDENT                  DIRECTOR AND
                           INVESTMENT OFFICER


INVESTMENT STRATEGY

The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to New York personal income taxes. The Fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in  participation  interests  in
municipal   obligations   that  are  issued  by  banks  and/or  backed  by  bank
obligations.

MUNICIPAL BOND MARKET REVIEW

The month of September began uneventful enough as money funds continued to see cash come in from investors in light of the lack of meaningful supply of short-term product. On September 11, the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929. The bond market subsequently reopened September 13 amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the Federal Reserve Board (the "Fed") lowered the federal funds rate ("fed funds rate")(1) by 50 basis points(2) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Dealer remarketing agents were resetting rates on Variable Rate Demand Notes ("VRDNs")(3) higher to attract buyers, as corporations holding VRDNs were selling to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting the City in reconstruction from the terrorist attack, was well-received by investors. On October 2, the Fed enacted its ninth rate cut in 2001, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, "that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity." Most short-term tax-exempt securities' yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed's task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest, began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.


----------
(1) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.

(3) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

NEW YORK HIGHLIGHTS

New York is presently rated "A2" by Moody's Investor Service, and "AA" by Standard & Poor's Ratings Service.(4) The State's new fiscal year begins April 1, and according to Moody's Investor Service, New York should close fiscal year 2002 with a $2 billion cash balance,(5) less than initially anticipated though, in our opinion, still a relatively healthy sum of money. The budget for fiscal year 2003 reflects the drawdown of reserves from $2.2 billion to $710 million, largely from losses associated with the terrorist attacks. New York currently has a fiscal gap of $5.7 billion, or about 7% of revenues, which must be closed by the Legislature in the coming year. Recovery in the financial services sector would be a boon for the State, which depends heavily on the tax revenues generated by bonuses and stock options.

Though the economic forecast associated with the budget anticipates the State will emerge from the recession more slowly than the nation, recent employment data (as of January 31, 2002) indicates New York is faring well. New York's unemployment rate of 5.7% is only slightly above the nation's 5.6% rate, although New York City is suffering disproportionately with unemployment of 7.0%.

OUTLOOK

Looking forward, we anticipate municipalities will take advantage of the relatively low interest rate environment to issue new debt for capital projects and to refinance higher interest rate debt. We believe the steepness of the yield curve(6) may entice bond arbitragers to buy bonds and issue synthetic floating rate notes, adding supply to the VRDN market. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,

/s/ Heath B. McLendon                    /s/ Charles K. Bardes

Heath B. McLendon                        Charles K. Bardes
President                                Director and
                                         Investment Officer
MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. PLEASE REFER TO PAGES 6 THROUGH 11 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND.


---------
(4) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

(5)  As per Moody's Investor Services, Global Credit Research, 13 February 2002.

(6) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                         DIVIDENDS
Citi Fund Management Inc.                  Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                 CAPITAL GAINS
Class N shares                             Distributed annually, if any
November 4, 1985

NET ASSETS AS OF 2/28/02                   BENCHMARK**
Class N shares: $1,466.4 million           o Lipper New York Tax Exempt Money
                                             Market Funds Average

                                           o iMoneyNet, Inc. New York Tax
                                             Free Money Market Funds Average


* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax adviser.
**The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2002          SIX      ONE      FIVE       TEN
(Unaudited)                               MONTHS**    YEAR     YEARS*    YEARS*
--------------------------------------------------------------------------------

Citi New York Tax Free Reserves Class N 0.61% 1.85% 2.79% 2.66% Lipper New York Tax Exempt
  Money Market Funds Average                0.59%     1.83%     2.76%    2.65%
iMoneyNet, Inc. New York Tax Free
  Money Market Funds Average                0.60%     1.90%     2.72%    2.60%

 * Average Annual Total Return
** Not Annualized

7-DAY YIELDS                       CLASS N
                                  --------
Annualized Current                  0.86%
Effective                           0.87%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI NEW YORK TAX FREE RESERVES CLASS N VS. IMONEYNET, INC. NEW YORK TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. New York Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.''

           [Data below represents a line graph in the printed piece.]

                                                  iMoney Net, Inc.
                     Citi New York              New York Tax Free
                   Tax Free Reserves            Money Market Funds
                        Class N                       Average

3/6/01                   2.71                           2.64
4/17/01                  3.03                           2.94
6/5/01                   2.49                           2.42
7/17/01                  1.83                           1.85
9/4/01                   1.62                           1.61
10/16/01                 1.49                           1.49
12/4/01                  1.13                           1.07
1/15/02                  0.96                           0.84
2/28/02                  0.87                           0.8

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 2.3%
--------------------------------------------------------------------------------
Metropolitan Transit
  Authority, NY,
  1.15% due 4/03/02                                  $20,000         $20,000,000
New York State
  Thruway Authority,
  1.15% due 3/05/02                                   13,500          13,500,000
                                                                   -------------
                                                                      33,500,000
                                                                   -------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 6.6%
--------------------------------------------------------------------------------
Municipal Assistance
  Corp, NYC,
  4.70% due 7/01/02                                   17,375          17,498,044
New York City, NY,
  Transitional Finance
  Authority Revenue
  Recovery Notes
  3.25% due 10/02/02                                  74,700          75,248,900
New York State Dormitory
  Authority Revenue,
  7.25% due 5/15/02                                    3,370           3,467,549
                                                                   -------------
                                                                      96,214,493
                                                                   -------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 24.4%
--------------------------------------------------------------------------------
Chautauque County,
  NY, TANs,
  2.25% due 1/24/03                                     5,000          5,034,162
Chemung County,
  NY, RANs,
  3.00% due 6/14/02                                     6,000          6,014,918
Cornwall, NY, Central
  School District, BANs,
  2.50% due 10/17/02                                   14,000         14,070,424
Eastchester, NY, Union Free
  School District, TANs,
  3.00% due 6/28/02                                     4,090          4,093,612
Elmira County, NY,
  School District, BANs,
  3.00% due 11/08/02                                   12,500         12,567,488
Elmont, NY, Union Free
  School District, TANs,
  3.00% due 6/27/02                                     9,000          9,039,866
Farmingdale, NY, Union Free
  School District, TANs,
  3.00% due 6/27/02                                     8,000          8,010,831
Garden City, NY, Union Free
  School District, TANs,
  3.25% due 6/27/02                                     4,000          4,007,967
Hempstead, NY, Union Free
  School District, TANs,
  3.13% due 6/27/02                                   $15,600        $15,619,840
Horseheads, NY, Central
  School District, BANs,
  3.13% due 7/11/02                                     8,000          8,011,949
Ithaca City, NY, BANs,
  2.50% due 1/17/03                                    14,929         15,058,906
Levittown, NY, Union Free
  School District, TANs,
  3.25% due 6/19/02                                     4,000          4,006,448
Levittown, NY, Union Free
  School District, TANs,
  3.50% due 6/19/02                                    10,000         10,026,679
Middle County, NY, Central
  School District, TANs,
  3.00% due 6/27/02                                     3,000          3,004,256
Nassau County Interim
  Finance Authority,
  NY, BANs,
  2.50% due 7/18/02                                     6,500          6,524,610
Nassau County Interim
  Finance Authority,
  NY, BANs,
  3.75% due 3/14/02                                    30,000         30,012,888
Newark, NJ, BANs,
  3.00% due 10/01/02                                   15,960         16,014,787
Newark, NJ, BANs,
  3.00% due 11/01/02                                   16,454         16,534,991

New York City, NY, G.O.,
  6.625% due 8/01/02                                    5,925          6,113,491
New York State Urban
  Development Corp, RANs
  6.30% due 1/01/03                                     6,700          6,941,285
New Rochelle, NY, City
  School District, TANs,
  3.00% due 6/28/02                                    10,500         10,520,124
Oyster Bay, NY, BANs,
  3.25% due 8/23/02                                     5,000          5,013,990
Oyster Bay, NY, BANs,
  3.00% due 9/27/02                                    12,000         12,051,300
Oyster Bay, NY, TANs,
  2.25% due 1/24/03                                    20,000         20,134,944
Plainview Old Bethpage,
  NY, Central School
  District, TANs,
  3.25% due 6/27/02                                     5,000          5,010,555
Patchogue Medford, NY,
  Union Free School
  District, BANs,
  3.00% due 10/09/02                                   10,500         10,552,815
Puerto Rico
  Commonwealth, TANs,
  3.00% due 7/30/02                                    35,000         35,129,328

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Rochester, NY, BANs,
  4.00% due 3/06/02                                 $ 10,000        $ 10,000,995
Sachem, NY, Central
  School District, BANs,
  3.13% due 7/24/02                                   10,000          10,017,201
Suffolk County, NY, BANs,
  3.25% due 5/15/02                                    8,500           8,511,079
Suffolk County, NY, TANs,
  2.75% due 9/10/02                                   10,000          10,031,024
Suffolk County, NY,
  TAN's, 3.00%
  due 9/10/02                                         10,000          10,043,964
Texas State,
  TRAN's,
  3.75%, due 8/29/02                                   6,750           6,803,342
Utica, NY,
  School District, BANs,
  3.00% due 9/27/02                                    3,750           3,759,454
                                                                  --------------
                                                                     358,289,513
                                                                  --------------

VARIABLE RATE DEMAND NOTES* -- 66.2%
--------------------------------------------------------------------------------
ABN-AMRO Munitops
  Certificates Trust,
  due 4/05/06                                          6,000           6,000,000
ABN-AMRO Munitops
  Certificates Trust,
  due 4/15/06                                          3,030           3,030,000
ABN-AMRO Munitops
  Certificates Trust,
  due 3/07/07                                          7,561           7,561,000
ABN-AMRO Munitops
  Certificates Trust,
  due 5/02/07                                         27,565          27,565,000
ABN-AMRO Munitops
  Certificates Trust,
  due 7/04/07                                          5,000           5,000,000
ABN-AMRO Munitops
  Certificates Trust,
  due 2/02/08                                         21,402          21,402,000
Babylon, NY, Industrial
  Development
  Agency, AMT,
  due 7/01/14                                            600             600,000
Bluffton, IN, Economic
  Development
  Revenue, AMT,
  due 9/01/05                                            855             855,000
Capital District Regional
  Off Track Betting NY,
  due 2/01/31                                          4,750           4,750,000
Columbia County, NY,
  Industrial Development
  Agency,
  due 2/01/11                                         $ 1,800        $ 1,800,000
Fulton County, GA,
  Industrial Development
  Authority, AMT,
  due 6/01/27                                           3,900          3,900,000
Glens Falls, NY, Industrial
  Development
  Agency,
  due 12/01/04                                          1,210          1,210,000
Indianapolis, IN, Industrial
  Development
  Revenue, AMT,
  due 12/01/04                                          2,000          2,000,000
Laurens County, GA,
  Development
  Authority, AMT,
  due 5/01/17                                           1,000          1,000,000
Lewis County, NY,
  Industrial Development
  Agency,
  due 9/01/04                                           1,300          1,300,000
Long Island Power
  Authority, NY,
  due 4/01/10                                           4,600          4,600,000
Long Island Power
  Authority, NY,
  due 4/01/25                                           8,800          8,800,000

Long Island Power
  Authority, NY,
  due 5/01/33                                           5,100          5,100,000
Long Island Power
  Authority, NY,
  due 5/01/33                                          20,000         20,000,000
Mercer County,WV,
  Industrial Development
  Revenue,
  due 5/01/06                                           1,000          1,000,000
Metropolitan Transit
  Authority, NY,
  due 7/01/23                                          10,000         10,000,000
Moorhead, MN, Solid
  Waste Disposal, AMT,
  due 4/01/12                                           2,500          2,500,000
Municipal Securities Trust
  Certificates,
  due 8/01/03                                          11,400         11,400,000
Municipal Securities Trust
  Certificates,
  due 12/02/14                                          3,545          3,545,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Municipal Securities Trust
  Certificates,
  due 3/15/16                                         $ 5,000        $ 5,000,000
Nassau County, NY,
  Industrial Development
  Agency,
  due 1/01/34                                          22,900         22,900,000
New Hanover
  County, NC,
  due 3/01/13                                           2,250          2,250,000
New Rochelle, NY,
  Industrial Development
  Agency,
  due 12/01/05                                          5,500          5,500,000
New York City, NY,
  due 8/15/05                                           3,500          3,500,000
New York City, NY,
  due 2/01/15                                           4,995          4,995,000
New York City, NY,
  due 2/15/16                                           9,010          9,010,000
New York City, NY,
  due 6/01/17                                           7,175          7,175,000
New York City, NY,
  due 6/01/22                                           2,000          2,000,000
New York City, NY,
  due 8/15/23                                          14,900         14,900,000
New York City, NY,
  Health & Hospital Corp.,
  due 2/15/26                                           5,015          5,015,000
New York City, NY,
  Housing Development,
  due 1/15/19                                             500            500,000
New York City, NY,
  Housing Development,
  AMT,
  due 11/15/19                                          4,000          4,000,000
New York City, NY,
  Housing Development,
  due 3/15/25                                             900            900,000
New York City, NY,
  Housing Development,
  due 10/15/28                                          2,500          2,500,000
New York City, NY,
  Housing Development,
  AMT,
  due 11/15/28                                         15,000         15,000,000
New York City, NY,
  Housing Development,
  AMT,
  due 4/15/29                                           8,200          8,200,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/15/29                                       $ 27,300        $ 27,300,000
New York City, NY,
  Housing Development,
  due 4/01/31                                          7,800           7,800,000
New York City, NY,
  Housing Development,
  AMT,
  due 10/01/31                                         3,000           3,000,000
New York City, NY,
  Housing Development,
  AMT,
  due 12/01/31                                         1,600           1,600,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/01/32                                          2,800           2,800,000
New York City, NY,
  Housing Development,
  due 6/01/32                                          3,400           3,400,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/01/33                                          7,000           7,000,000
New York City, NY,
  Housing Development,
  AMT,
  due 1/15/34                                         10,000          10,000,000
New York City, NY,
  Industrial Development
  Agency, AMT,
  due 12/01/17                                         7,300           7,300,000

New York City, NY,
  Industrial Development
  Agency, AMT,
  due 6/01/22                                          1,120           1,120,000
New York City, NY,
  Municipal Water
  Authority,
  due 9/15/08                                          9,300           9,300,000
New York City, NY,
  Municipal Water
  Authority,
  due 6/15/31                                          6,855           6,855,000
New York City, NY,
  Municipal Water
  Authority,
  due 6/15/33                                         35,400          35,400,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York City, NY,
  Trust For Cultural
  Resources,
  due 12/01/10                                      $    500        $    500,000
New York City, NY,
  Trust For Cultural
  Resources,
  due 7/01/29                                          1,100           1,100,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/21                                        24,900          24,900,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/27                                        24,300          24,300,000
New York State Dormitory
  Authority Revenue,
  due 1/01/06                                          3,895           3,895,000
New York State Dormitory
  Authority Revenue,
  due 1/01/06                                          3,945           3,945,000
New York State Dormitory
  Authority Revenue,
  due 2/01/06                                          3,900           3,900,000
New York State Dormitory
  Authority Revenue,
  due 2/01/07                                          3,900           3,900,000
New York State Dormitory
  Authority Revenue,
  due 2/15/07                                          3,100           3,100,000
New York State Dormitory
  Authority Revenue,
  due 2/15/08                                          3,900           3,900,000
New York State Dormitory
  Authority Revenue,
  due 1/15/23                                          5,000           5,000,000
New York State Dormitory
  Authority Revenue,
  due 7/01/25                                         30,000          30,000,000
New York State Dormitory
  Authority Revenue,
  due 7/01/25                                          2,000           2,000,000
New York State Dormitory
  Authority Revenue,
  due 7/01/28                                          8,860           8,860,000
New York State Dormitory
  Authority Revenue,
  due 5/15/29                                         10,000          10,000,000
New York State Energy,
  Research &
  Development,
  due 7/01/15                                         34,370          34,370,000
New York State Energy,
  Research &
  Development,
  due 10/01/29                                      $ 14,300        $ 14,300,000
New York State Energy,
  Research &
  Development, AMT,
  due 6/01/36                                          3,800           3,800,000
New York State Energy,
  Research &
  Development,
  due 6/01/36                                          1,600           1,600,000
New York State
  Environmental Quality,
  due 10/02/02                                        33,700          33,700,000
New York State Housing
  Finance Agency Revenue,
  AMT,
  due 11/01/28                                        17,000          17,000,000
New York State Housing
  Finance Agency Revenue,
  AMT,
  due 5/01/29                                          2,600           2,600,000
New York State Housing
  Finance Agency Revenue,
  AMT,
  due 11/01/29                                         2,000           2,000,000

New York State Housing
  Finance Agency Revenue,
  AMT,
  due 5/15/30                                         14,400          14,400,000

New York State Housing
  Finance Agency Revenue,
  AMT,
  due 11/15/31                                        11,400          11,400,000
New York State Housing
  Finance Agency Revenue,
  due 11/15/31                                         7,600           7,600,000
New York State Housing
  Finance Agency Revenue,
  AMT,
  due 5/15/31                                          6,300           6,300,000
New York State Housing
  Finance Authority, AMT,
  due 11/01/32                                        10,000          10,000,000
New York State Local
  Government
  Assistance Corp.,
  due 4/01/22                                          7,085           7,085,000
New York State Local
  Government
  Assistance Corp.,
  due 4/01/25                                         30,000          30,000,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York State Mortgage
  Agency, AMT
  due 10/01/24                                      $   4,100       $  4,100,000
New York State Mortgage
  Agency,
  due 10/01/30                                          9,983          9,983,000
New York State Thruway
  Authority,
  due 10/01/08                                         11,495         11,495,000
New York State Thruway
  Authority,
  due 7/01/27                                           5,000          5,000,000
New York State Urban
  Development Corp,
  due 1/01/29                                           3,170          3,170,000
Onondaga County, NY,
  Industrial Development
  Agency, AMT,
  due 12/01/07                                            400            400,000
Orange County, FL,
  Industrial Development
  Authority,
  due 2/01/04                                             575            575,000
Orange County, FL,
  Housing Finance
  Authority,
  due 6/01/25                                           2,250          2,250,000
Petersburg Industrial
  Pollution Control
  Revenue,
  due 01/01/23                                         16,000         16,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 10/17/19                                         30,000         30,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 3/06/20                                          10,000         10,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation, AMT,
  due 11/29/20                                         25,000         25,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 1/15/27                                           4,970          4,970,000
Puerto Rico
  Commonwealth,
  Infrastructure,
  due 7/01/07                                           7,420          7,420,000
Puerto Rico
  Commonwealth,
  due 7/01/12                                       $   5,820       $  5,820,000
Puerto Rico
  Commonwealth,
  due 7/01/19                                           7,095          7,095,000
Puerto Rico
  Commonwealth,
  due 7/01/21                                          12,135         12,135,000
Puerto Rico
  Commonwealth,
  due 7/01/23                                           2,000          2,000,000
Puerto Rico
  Commonwealth,
  due 7/01/24                                           7,945          7,945,000
Puerto Rico
  Commonwealth,
  Government
  Development Bank,
  due 12/01/15                                          6,800          6,800,000
Puerto Rico
  Commonwealth
  Highway Transportation,
  due 7/01/28                                             800            800,000
Puerto Rico Commonwealth
  Infrastructure,
  due 7/01/27                                          12,000         12,000,000
Puerto Rico
  Commonwealth
  Infrastructure,
  due 10/01/32                                          5,500          5,500,000

Puerto Rico
  Electric Power Authority,
  due 7/01/22                                          25,000         25,000,000
Puerto Rico Industrial
  Tourist Educational
  Revenue,
  due 10/01/20                                          1,200          1,200,000
Puerto Rico Public
  Buildings Authority,
  due 7/01/25                                           4,230          4,230,000
Red Bay, AL, Industrial
  Development Revenue
  Board,
  due 11/01/10                                          1,900          1,900,000
Rockland County, NY,
  Industrial Development
  Agency, AMT,
  due 4/01/20                                           4,700          4,700,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Rutherford County, TN,
  Industrial Development,
  AMT,
  due 6/01/03                                       $   1,750        $ 1,750,000
Saint Charles Parish, LA,
  Pollution Control,
  due 3/01/24                                           1,325          1,325,000
Schenectady County, NY,
  Industrial Development,
  due 6/01/09                                           1,470          1,470,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/17                                             805            805,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/19                                           3,000          3,000,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/27                                           2,410          2,410,000
South Carolina Jobs
  Economic Development,
  AMT, due 6/01/15                                      1,000          1,000,000
Southeast, NY, Industrial
  Development
  Agency, AMT,
  due 12/01/12                                          2,000          2,000,000
Suffolk County, NY,
  Industrial Development
  Agency, AMT,
  due 12/01/07                                          2,790          2,790,000
Suffolk County, NY,
  Industrial Development
  Agency, AMT,
  due 12/01/20                                          3,470          3,470,000
Triborough Bridge and
  Tunnel Authority, NY,
  due 1/01/12                                       $   6,085     $    6,085,000
University of Puerto Rico,
  University Revenue,
  due 6/01/25                                           1,475          1,475,000
                                                                  --------------
                                                                     971,661,000
                                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                     99.5%      1,459,665,006
OTHER ASSETS,
  LESS LIABILITIES                                       0.5           6,772,719
                                                       -----      --------------
NET ASSETS                                             100.0%     $1,466,437,725
                                                       =====      ==============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                         $1,459,665,006
Cash                                                                    240,999
Interest receivable                                                   8,207,882
Receivable for shares of beneficial interest sold                       723,562
--------------------------------------------------------------------------------
  Total assets                                                    1,468,837,449
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       990,328
Payable for shares of beneficial interest repurchased                   612,448
Management fees payable (Note 3)                                        410,814
Distribution fees payable (Note 4)                                      276,946
Accrued expenses and other liabilities                                  109,188
--------------------------------------------------------------------------------
  Total liabilities                                                   2,399,724
--------------------------------------------------------------------------------
NET ASSETS for 1,466,445,404 shares of beneficial interest       $1,466,437,725
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                  $1,466,445,404
Accumulated net realized loss on investments                             (7,679)
--------------------------------------------------------------------------------
  Total                                                          $1,466,437,725
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================


See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                           $13,011,485
EXPENSES:
Administrative fees (Note 3)                           $1,154,004
Shareholder Servicing Agents' fees Class N (Note 4A)    1,154,004
Investment Advisory fees (Note 3)                         923,203
Distribution/Service fees Class N (Note 4)              1,045,497
Management fees (Note 3)                                1,051,012
Transfer agent fees                                        46,819
Custody and fund accounting fees                           39,264
Legal fees                                                 25,721
Shareholder reports                                        24,058
Audit fees                                                 14,732
Trustees' fees                                             14,660
Blue sky fees                                               8,261
Registration fees                                           2,177
Miscellaneous                                              31,262
--------------------------------------------------------------------------------
  Total expenses                                        5,534,674
Less: aggregate amounts waived by Investment Adviser,
  Manager, Administrator and Distributor
    (Notes 3 and 4)                                    (1,017,284)
--------------------------------------------------------------------------------
  Net expenses                                                         4,517,390
--------------------------------------------------------------------------------
Net investment income                                                  8,494,095
NET REALIZED GAIN ON INVESTMENTS                                           5,265
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 8,499,360
================================================================================


See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2002   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 2001
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 8,494,095      $ 40,039,786
Net realized gain (loss) on investments                 5,265           (12,944)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                        8,499,360        40,026,842
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
to shareholders (Note 2):
Net investment income Class N shares               (8,494,095)      (40,039,786)
Net realized gain Class N                                  --           (80,375)
--------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                     (8,494,095)      (40,120,161)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                      733,354,370     1,785,659,273
Net asset value of shares issued to shareholders
from reinvestment of dividends                      3,290,027        13,139,986
Cost of shares repurchased                       (667,993,866)   (1,668,636,213)
--------------------------------------------------------------------------------
Total Class N shares                               68,650,531        130,163,046
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES
Proceeds from sale of shares                               --           343,763
Net asset value of shares issued to shareholders
from reinvestment of dividends                             --             1,574
Cost of shares repurchased                                 --          (359,580)
--------------------------------------------------------------------------------
Total Cititrade shares                                     --           (14,243)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  transactions in shares of beneficial interest    68,650,531       130,148,803
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         68,655,796       130,055,484
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,397,781,929     1,267,726,445
--------------------------------------------------------------------------------
End of period                                  $1,466,437,725    $1,397,781,929
================================================================================


See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                CLASS N SHARES
                           ---------------------------------------------------------------------
                            SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 2002  --------------------------------------------------
                              (Unaudited)     2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                    $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income           0.00608      0.02905    0.03156    0.02572    0.02991    0.02949
Dividends from net
  investment income            (0.00608)    (0.02905)  (0.03156)  (0,02572)  (0.02991)  (0.02949)
------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)            $1,466,438   $1,397,782 $1,267,712 $1,181,524 $1,094,732   $976,959
Ratio of expenses to
  average net assets              0.65%*       0.65%      0.65%      0.65%      0.65%      0.65%
Ratio of net investment income
  to average net assets           1.22%*       2.88%      3.16%      2.56%      2.99%      2.95%
Total return                      0.61%**      2.94%      3.20%      2.60%      3.03%      2.99%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:
Net investment income
  per share                   $0.005386     $0.02707   $0.02963   $0.02391   $0.02791   $0.02739
Ratios:
Expenses to average net assets    0.80%*       0.85%      0.84%      0.84%      0.85%      0.86%
Net investment income to
  average net assets              1.07%*       2.68%      2.97%      2.38%      2.79%      2.74%
================================================================================================

  * Annualized
 ** Not Annualized
 See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Citi New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Trust III (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the "Manager"). Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of February 28, 2002, offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 158,979 shares outstanding, with a value of $158,979, was converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME INTEREST income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER PURCHASES, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY / ADMINISTRATIVE / MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $923,203, of which $193,136 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $1,154,004, of which $386,272 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $1,051,012, of which $244,740 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.45% of the Fund's average daily net assets.

     The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees for Class N amounted to $461,602, of which $193,136 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $583,895 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received fees from the Fund, which may have been paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. Shareholder Servicing Agents fees amounted to $1,154,004 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,233,827,039 and $1,164,981,557, respectively, for the six months ended February 28, 2002.

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002, for federal income tax purposes, amounted to $1,459,665,006.

8. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Fund was $978. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Health B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

  *AFFILIATED PERSON OF THE MANAGER
 **TRUSTEE EMERITUS

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

(C)2002 Citicorp            [LOGO] Printed on recycled paper         CFS/NYR/202

--------------------------------------------------------------------------------

CITIFUNDS(R)
---------
--------------------------------------------------------------------------------


CITI(SM)

CALIFORNIA

TAX FREE RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------

Fund Facts                                                                     4
--------------------------------------------------------------------------------

Fund Performance                                                               5
--------------------------------------------------------------------------------

Portfolio of Investments                                                       6
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------

Statement of Operations                                                       10
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                            11
--------------------------------------------------------------------------------

Financial Highlights                                                          12
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are  pleased  to provide  the  semi-annual   [PHOTO OMITTED] [PHOTO OMITTED]
report   for  Citi(SM) California   Tax  Free
Reserves  (the  "Fund")  for the  six  months
ended  February 28, 2002. In this report,  we
summarize  what we believe to be the period's
prevailing economic and market conditions and
outline our investment  strategy.  A detailed    HEATH B.        CHARLES K.
summary  of  the  Fund's  performance  can be    MCLENDON        BARDES
found  in  the   appropriate   sections  that
follow.  We hope you find this report  useful    PRESIDENT       DIRECTOR AND
and informative.                                                 INVESTMENT
                                                                 OFFICER


INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to California personal income taxes. The Fund may also invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in  participation  interests  in
municipal   obligations   that  are  issued  by  banks  and/or  backed  by  bank
obligations.

MUNICIPAL BOND MARKET REVIEW

The month of September began uneventful enough as money funds continued to see cash come in from investors in light of the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929. The bond market subsequently reopened September 13, amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the Federal Reserve Board (the "Fed") lowered the federal funds rate("fed funds rate")(1) by 50 basis points (2) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical.
Dealer remarketing agents were resetting rates on Variable Rate Demand Notes ("VRDNs")(3) higher to attract buyers, as corporations holding VRDNs were selling to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut in 2001, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, "that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity." Most short-term tax-exempt securities' yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed's task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest, began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents.




----------

(1) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.

(3) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

CALIFORNIA HIGHLIGHTS

The state of California suffered rating downgrades from both major agencies during the last year. California is currently rated, "A1" by Moody's Investor Service, and "A+" by Standard & Poor's Ratings Service, both with negative outlooks.(4) California's rating service problems began when a poorly crafted deregulation plan for its electric utilities drained the utilities of cash to such an extent that the State had to step in and purchase electricity, costing California approximately $10 billion. The governor is hoping to replenish these funds with a bond issue of as much as $13 billion. While legislators are grappling with budget gaps which amount to billions of dollars, these gaps are still significantly smaller than those California faced during the recession of the early 1990s. We believe California's debt burden is moderate, and wealth levels are about 113% of the national median.

OUTLOOK

Looking forward, we anticipate municipalities will take advantage of the relatively low interest rate environment to issue new debt for capital projects and to refinance higher interest rate debt. We believe the steepness of the yield curve(5) may entice bond arbitragers to buy bonds and issue synthetic floating rate notes, adding supply to the VRDN market. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.


Sincerely,

/s/ Heath B. McLendon                            /s/ Charles K. Bardes

Heath B. McLendon                                Charles K. Bardes
President                                        Director and
                                                 Investment Officer

MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. PLEASE REFER TO PAGES 6 THROUGH 8 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND.

----------

(4) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

FUND FACTS



FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                       DIVIDENDS
CitiFund Management Inc.                 Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
March 10, 1992

NET ASSETS AS OF 2/28/02                 BENCHMARK**
Class N shares: $331.2 million           o Lipper California Tax Exempt Money
                                           Market Funds Average

                                         o iMoneyNet, Inc. California Tax
                                           Free Money Market Funds Average


* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**   The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

     Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                                      MARCH 10,
ALL PERIODS ENDING FEBRUARY 28, 2002     SIX         ONE      FIVE      1992
(UNAUDITED)                            MONTHS**      YEAR     YEARS* INCEPTION*
-------------------------------------------------------------------------------
Citi California Tax Free
  Reserves Class N                        0.60%       1.75%    2.63%     2.74%
Lipper California Tax Exempt Money
  Market Funds Average                    0.58%       1.73%    3.05%     2.61%+
iMoneyNet, Inc. California Tax Free Money
  Market Funds Average                    0.56%       1.76%    2.59%     2.60%+
 * Average Annual Total Return
** Not Annualized
 + Since 2/29/92

7-DAY YIELDS

Annualized Current   0.83%
Effective            0.83%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CALIFORNIA TAX FREE RESERVES CLASS N VS. iMONEYNET, INC. CALIFORNIA TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of the iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

                                       iMoneyNet, Inc. California
              Citi California Tax Free    Tax Free Money Market
                Reserves Class N            Funds Average
              ------------------------- -------------------------
3/6/01                1.94                        2.03
                      1.57                        1.59
                      2.28                        2.22
                      2.65                        2.63
                      2.72                        2.72
                      2.43                        2.43
4/17/01               2.71                        2.77
                      3.22                        3.23
                      3.21                        3.24
                      3.06                        3.05
                      2.76                        2.67
                      2.41                        2.3
                      2.44                        2.32
6/5/01                2.36                        2.31
                      1.99                        1.91
                      2.3                         2.2
                      2.35                        2.29
                      2.23                        2.21
                      1.73                        1.78

7/17/01               1.88                        1.84
                      2.02                        2.04
                      2.02                        2.06
                      1.8                         1.86
                      1.7                         1.69
                      1.7                         1.67
                      1.7                         1.6
9/4/01                1.71                        1.57
                      1.7                         1.6
                      1.74                        1.59
                      1.62                        1.53
                      1.8                         1.69
                      1.69                        1.66
10/16/01              1.47                        1.5
                      1.44                        1.37
                      1.53                        1.44
                      1.35                        1.35
                      1.24                        1.18
                      1.23                        1.13
                      1.15                        1.11
12/4/01               1.04                        1
                      0.86                        0.74
                      0.9                         0.76
                      1.12                        0.99
                      1.18                        1.08
                      0.89                        0.7
1/15/02               0.89                        0.78
                      0.9                         0.8
                      0.89                        0.82
                      0.95                        0.9
                      0.86                        0.89
                      0.85                        0.8
2/26/02               0.83                        0.8



Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)



                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 4.2%
--------------------------------------------------------------------------------
California School Cash Reserve Program Authority,
  4.00% due 7/03/02                                 $10,000   $ 10,044,674
Puerto Rico Municipal Financial Agency,
  5.50% due 7/01/02                                   3,805      3,848,576
                                                              ------------
                                                                13,893,250
                                                              ------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES-- 17.8%
--------------------------------------------------------------------------------
Florida State, Board of Education Capital
  Outlay, G.O.,
  6.63% due 6/01/02                                   1,000      1,019,089
Hillsborough CA, Unified School District, TRANs,
  3.25% due 11/29/02                                  4,000      4,045,516
Los Angeles County,
  CA, TRANs,
  3.75% due 6/28/02                                  10,000     10,041,146
Los Angeles CA, Unified School District, TRANs,
  4.00% due 7/23/02                                   3,000      3,016,485
Pleasanton CA, Unified School District, TRANs,
  3.50% due 7/02/02                                   3,000      3,008,667
Puerto Rico Commonwealth, TRANs,
  3.00% due 7/30/02                                  14,000     14,057,541
San Diego, CA Unified School District, TRANs,
  due 8/01/02                                        14,000     14,047,636
San Francisco CA, City & County, Unified
School District, TRANs,
  2.50% due 12/10/02                                  7,500      7,545,895
Texas State, TRANs
  3.75% due 8/29/02                                   2,000      2,011,996
                                                              ------------
                                                                58,793,971
                                                              ------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- 77.6%
--------------------------------------------------------------------------------
ABN-Amro Municipal Trust Receipts,
  due 7/05/06                                       $ 3,000    $ 3,000,000
California Educational Facility
  Authority Revenue,
  due 7/01/22                                         1,100      1,100,000
California Educational Facility Authority Revenue,
  due 11/01/29                                        3,000      3,000,000
California Housing Finance Agency Revenue,
  due 8/01/02                                         6,770      6,770,000
California Statewide Community Development, AMT,
  due 12/01/22                                        2,650      2,650,000
California Statewide Community Development,
  due 6/01/24                                         3,720      3,720,000
California Statewide Community Development, AMT,
  due 6/01/26                                         9,700      9,700,000
California Statewide Community Development,
  due 9/01/29                                         4,150      4,150,000
California Statewide Community Development, AMT,
  due 12/01/33                                        5,800      5,800,000
Carlsbad, CA, Multi-Family Housing Revenue,
  due 6/01/11                                           400        400,000
Contra Costa County, CA,
  due 11/15/22                                        3,700      3,700,000
Fresno, CA, Sewer Revenue,
  due 9/01/25                                         2,000      2,000,000
Gordon County, GA, Development Authority, AMT,
  due 9/01/17                                         1,000      1,000,000
Huntington Beach, CA, Multi-Family Housing,
  due 6/15/20                                         3,000      3,000,000
Kern County, CA, High School District,
  due 2/01/13                                         3,800      3,800,000
                                                              ------------

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)



                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
--------------------------------------------------------------------------------
Lancaster CA, Redevelopment Agency Multi-Family Housing,
  due 12/15/31                                           $13,330   $ 13,330,000
Livermore, CA, Multi-Family Revenue,
  due 7/15/18                                                100        100,000
Los Angeles CA, Community College,
  due 8/01/17                                              8,135      8,135,000
Los Angeles CA, Department of Water & Revenue,
  due 7/01/34                                              4,600      4,600,000
Los Angeles CA, Metropolitan Transportation Authority,
  due 7/01/23                                              8,000      8,000,000
Los Angeles CA, Wastewater System Revenue,
  due 10/31/02                                             9,000      9,000,000
MSR Public Power Agency, San Juan, California,
  due 7/01/18                                             10,000     10,000,000
Metropolitan Water District, Southern California,
  due 7/01/28                                              4,800      4,800,000
Montana State Health Facilities Authority Revenue,
  due 12/01/15                                             4,800      4,800,000
Municipal Securities
  Trust Certificates,
  due 12/02/14                                             3,900      3,900,000
National City, CA, Community
  Development, AMT,
  due 4/01/39                                                140        140,000
Orange County, CA, Apartment
  Development,
  due 12/01/06                                             4,000      4,000,000
Orange County, CA, Recovery
  Certificates,
  due 7/01/19                                              8,995      8,995,000
Oregon State, Housing & Community
  Services Department,
  due 3/28/02                                              4,000      4,000,000
Puerto Rico Commonwealth
  due 7/01/29                                              4,445      4,445,000
Puerto Rico Commonwealth
  Financing Authority
  due 6/13/02                                              4,475      4,475,000
Puerto Rico Commonwealth
  Government Development,
  due 12/01/15                                            14,700     14,700,000
Puerto Rico Commonwealth
  Highway Transportation
  due 1/01/10                                              4,200      4,200,000
Puerto Rico Industrial
  Tourist Educational Revenue,
  due 7/01/33                                              9,320      9,320,000
Puerto Rico Commonwealth
  Infrastructure,
  due 8/01/02                                              3,000      3,000,000
Puerto Rico Commonwealth
  Infrastructure,
  due 10/01/32                                             8,300      8,300,000
Puerto Rico Electric
  Power Authority,
  due 7/01/23                                              4,900      4,900,000

Puerto Rico Municipal
  Financial Agency,
  due 8/01/12                                              7,455      7,455,000
Riverside County, CA, Certificates
  of Participation,
  due 12/01/15                                               200        200,000
Riverside County, CA,
  Community Federation,
  due 9/01/14                                                500        500,000
Sacramento County, CA,
  City Financing Authority,
  due 5/01/16                                              4,800      4,800,000
Sacramento County, CA,
  Multi-Family Housing,
  due 7/15/29                                              3,300      3,300,000
San Francisco, CA,
  City & County, AMT,
  due 5/01/24                                              4,800      4,800,000
San Francisco, CA,
  City & County, AMT,
  due 7/01/34                                              5,000      5,000,000
San Francisco, CA,
  International Airport Revenue,
  due 5/01/20                                              6,775      6,775,000

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS  (CONTINUED)                          February 28, 2002
(Unaudited)



                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
--------------------------------------------------------------------------------
Sevier County, TN,
  Public Building Authority,
  due 6/01/17                                            $    20   $     20,000
Simi Valley, CA,
  Multi-Family Housing,
  due 7/01/23                                              2,400      2,400,000
Stevenson, AL, Industrial
  Development Board, AMT,
  due 2/01/34                                             13,600     13,600,000
Stevenson, AL, Industrial
  Development Board, AMT,
  due 2/01/35                                                900        900,000
University PR Revenue,
  due 6/01/25                                              4,000      4,000,000
Vacaville, CA,
  Multi-Family Housing,
  due 5/15/29                                              9,600      9,600,000
Westminster, CA, Redevelopment
  Tax Allocation,
  due 8/01/27                                              2,765      2,765,000
                                                                   ------------
                                                                    257,045,000
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                         99.6%   329,732,221
OTHER ASSETS,
  LESS LIABILITIES                                           0.4      1,491,000
                                                           -----   ------------
NET ASSETS                                                 100.0%  $331,223,221
                                                           =====   ============

AMT -- Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
----------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                        $329,732,221
Cash                                                                 176,171
Interest receivable                                                1,749,563
Receivable for shares of beneficial interest sold                     27,000
----------------------------------------------------------------------------
 Total assets                                                    331,684,955
----------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                    215,237
Management fees payable (Note 3)                                      78,660
Distribution fees payable (Note 4)                                    62,560
Payable for shares of beneficial interest repurchased                 19,339
Accrued expenses and other liabilities                                85,938
----------------------------------------------------------------------------
 Total liabilities                                                   461,734
----------------------------------------------------------------------------
NET ASSETS for 331,265,860 shares of
 beneficial interest outstanding                                $331,223,221
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                 $331,265,860
Accumulated net realized loss on investments                         (42,639)
----------------------------------------------------------------------------
 Total                                                          $331,223,221
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE         $1.00
============================================================================
See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B)                                           $2,912,870
EXPENSES:
Administrative fees (Note 3)                         $261,351
Shareholder Servicing Agents' fees Class N (Note 4A)  261,351
Investment Advisory fees (Note 3)                     209,080
Management fees (Note 3)                              238,644
Distribution/Service fees Class N (Note 4)            237,120
Legal fees                                             30,543
Transfer agent fees                                    28,709
Custody and fund accounting fees                       21,966
Shareholder reports                                    20,714
Blue sky fees                                          18,328
Audit fees                                             13,950
Trustees' fees                                          3,328
Registration fees                                       2,148
Miscellaneous                                           7,361
-------------------------------------------------------------------------------
   Total expenses                                   1,354,593
Less: aggregate amounts waived
   by Investment Adviser, Manager,
   Administrator and Distributor (Notes 3 and 4)    (327,959)
Less: fees paid indirectly (Note 1E)                  (2,527)
--------------------------------------------------------------------------------
Net expenses                                                           1,024,107
--------------------------------------------------------------------------------
Net investment income                                                  1,888,763
NET REALIZED GAIN ON INVESTMENTS                                          50,430
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,939,193
================================================================================
See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 2002    YEAR ENDED
                                                (Unaudited)     AUGUST 31, 2001
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 1,888,763     $ 8,094,312
Net realized gain (loss) on investments                50,430         (86,282)
------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                    1,939,193       8,008,030
------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                              (1,888,763)     (8,094,312)
Net realized gain                                          --              --
------------------------------------------------------------------------------
Decrease in net assets from distributions
 to shareholders                                   (1,888,763)     (8,094,312)
------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER
  SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                      180,908,295     516,739,265
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      277,809       1,038,302
Cost of shares repurchased                       (150,614,587)   (530,382,341)
-----------------------------------------------------------------------------
Total Class N shares                               30,571,517     (12,604,774)
-----------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00 PER
  SHARE (Note 1):
CITITRADE SHARES*
Proceeds from sale of shares                               --          23,738
Net asset value of shares issued to shareholders
  from reinvestment of dividends                           --             194
Cost of shares repurchased                                 --         (23,932)
------------------------------------------------------------------------------
Total Cititrade shares                                     --              --
------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                 30,571,517     (12,604,774)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              30,621,947     (12,691,056)
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               300,601,274     313,292,330
------------------------------------------------------------------------------
End of period                                    $331,223,221    $300,601,274
==============================================================================
* October 24, 2000 (Commencement of Operations).

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                              CLASS N SHARES
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2002  -----------------------------------------------------------
                                             (UNAUDITED)        2001          2000       1999       1998          1997
========================================================================================================================
Net Asset Value,
  beginning of period                      $1.00000          $1.00000      $1.00000    $1.00000   $1.00000      $1.00000
Net investment income                       0.00598           0.02588       0.02907     0.02473    0.02928       0.02899
Less dividends from net
investment income                          (0.00598)         (0.02588)     (0.02907)   (0.02473)  (0.02928)     (0.02899)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $1.00000          $1.00000      $1.00000    $1.00000   $1.00000      $1.00000
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                            $331,223          $300,601   $313,292       $306,033   $285,628      $207,345
Ratio of expenses to average
net assets                                     0.65%*            0.65%      0.65%          0.65%      0.65%         0.65%
Ratio of expenses to average net
assets after fees paid indirectly              0.65%*            0.65%      0.65%          0.65%      0.65%         0.65%
Ratio of net investment income
to average net assets                          1.20%*            2.57%      2.90%          2.47%      2.92%         2.91%
Total return                                   0.60%**           2.62%      2.95%          2.50%      2.97%         2.94%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                                $0.00515          $0.02295   $0.02680       $0.02243   $0.02687      $0.02630
RATIOS:
Expenses to average net assets                 0.86%*            0.92%      0.88%          0.88%      0.90%         0.92%
Net investment income to
average net assets                             0.99%*            2.30%      2.67%          2.24%      2.67%         2.64%
=========================================================================================================================

 * Annualized
** Not Annualized

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     1. Significant Accounting Policies Citi California Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Trust III (the "Trust"), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the "Manager"). Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of February 28, 2002, offers Class N shares. The Fund commenced its public offering of Cititrade shares on October 24, 2000 and the 21,777 Cititrade shares outstanding, with a value of $21,777, were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $209,080, of which $81,033 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $261,351, of which $81,033 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $238,644, of which $84,618 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.45% of the Fund's average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $104,540, of which $81,275 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $132,580 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $261,351 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $405,096,317 and $373,936,418, respectively, for the six months ended February 28, 2002.

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002 for federal income tax purposes, amounted to $329,732,221.

8. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Fund was $219. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon,* President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF THE MANAGER
** TRUSTEE EMERITUS

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
Transfer Agent
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor,
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street,
Boston, MA 02110

--------------------------------------------------------------------------------



















This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.

(C)2002 Citicorp               (R) Printed on recycled paper        CFS/RCA/202

--------------------------------------------------------------------------------
CitiFunds(R)
--------------------------------------------------------------------------------


Citi(SM)
Connecticut
Tax Free
Reserves

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are pleased to provide the semi-annual report for CitiSM Connecticut Tax Free Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

[PHOTO]                                 [PHOTO]

HEATH B. MCLENDON                       CHARLES K. BARDES

PRESIDENT                               DIRECTOR AND INVESTMENT OFFICER

INVESTMENT STRATEGY

The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes. The Fund may also invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in  participation  interests  in
municipal   obligations   that  are  issued  by  banks  and/or  backed  by  bank
obligations.

MUNICIPAL BOND MARKET REVIEW

The month of September began uneventful enough as money funds continued to see cash come in from investors in light of the lack of meaningful supply of short-term product. On September 11, the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929. The bond market subsequently reopened September 13, amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the Federal Reserve Board (the "Fed") lowered the federal funds rate ("fed funds rate")(1) by 50 basis points(2) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical.
Dealer remarketing agents were resetting rates on Variable Rate Demand Notes ("VRDNs")(3) higher to attract buyers, as corporations holding VRDNs were selling to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut in 2001, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, "that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity." Most short-term tax-exempt securities' yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed's task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest, began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

----------
(1) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2) A basis point is one one-hundredth (1/100 or 0.01) of one percent.

(3) Variable  Rate Demand Notes are floating  rate notes whose yields are pegged
to   short-term   interest   rates   and  may  be  sold   back  at  par  to  the
dealer/remarketing agent.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

CONNECTICUT HIGHLIGHTS

The state of Connecticut is presently rated "Aa2" by Moody's Investor Service, and "AA" by Standard & Poor's Ratings Service.(4) Though Connecticut's economy has slowed along with the nation's, it has been able to close its budget gap of $300 million, or 2.5% of revenues. As of December 31, 2001, Connecticut's unemployment rate of 4% was below the nation's rate of 5.8%. However, unemployment could rise if the insurance industry, which is an important sector in Connecticut's economy, sheds jobs in response to September 11-related losses. Although the State's debt burden is one of the nation's largest, it is mitigated by its high wealth levels.

OUTLOOK

Looking forward, we anticipate municipalities will take advantage of the relatively low interest rate environment to issue new debt for capital projects and to refinance higher interest rate debt. We believe the steepness of the yield curve(5) may entice bond arbitragers to buy bonds and issue synthetic floating rate notes, adding supply to the VRDN market. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,

/s/ Heath B. McLendon                   /s/ Charles K. Bardes

Heath B. McLendon                       Charles K. Bardes
President                               Director and
                                        Investment Officer

MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND.

----------
(4) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT MANAGER
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS
Class N shares
December 1, 1993

Smith Barney Connecticut
Money Market Portfolio
Class A shares ("Class A shares")
July 3, 2001

NET ASSETS AS OF 2/28/02
Class N shares: $198.1 million
Class A shares: $67.2 million

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARK**

o Lipper Connecticut Tax Exempt Money Market Funds Average
o iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**   The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

     Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

FOR THE PERIOD ENDED FEBRUARY 28, 2002                 SIX    ONE       FIVE      SINCE
(Unaudited)                                         MONTHS**  YEAR     YEARS*   INCEPTION*
==========================================================================================
Citi Connecticut Tax Free Reserves Class N            0.64%   1.81%     2.72%    2.86%#
Lipper Connecticut Tax Exempt Money
   Market Funds Average                               0.53%   1.68%     2.60%    2.63%+
iMoneyNet, Inc. Connecticut Tax Free
   Money Market Funds Average                         0.52%   1.73%     2.57%    2.59%+
Smith Barney Connecticut Money
   Market Portfolio Class A                           0.63%     --        --     0.93%##**

*    Average Annual Total Return
**   Not Annualized
+    Since 11/30/93
#    Commencement of Operations 12/1/93
##   Commencement of Operations 7/3/01

7-DAY YIELDS                    CLASS N                         CLASS A
                                -------                         -------
Annualized Current               0.90%                           0.91%
Effective                        0.90%                           0.92%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CONNECTICUT TAX FREE RESERVES CLASS N VS. IMONEYNET, INC. CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

                                                             iMoneyNet, Inc.
                                Citi Connecticut          Connecticut Tax Free
                               Tax Free Reserves           Money Market Funds
                                    Class N                     Average

3/6/01                                2.21                        2.38
                                      1.85                        2.08
                                      2.64                        2.5
                                      2.7                         2.68
                                      2.78                        2.71
                                      2.45                        2.49
4/17/01                               2.82                        2.85
                                      3.22                        3.21
                                      3.25                        3.26
                                      3.01                        3.08
                                      2.72                        2.75
                                      2.39                        2.33
                                      2.45                        2.3
6/5/01                                2.34                        2.27
                                      2                           1.84
                                      2.3                         2.16
                                      2.33                        2.23
                                      2.23                        2.12
                                      1.8                         1.72
7/17/01                               1.94                        1.77
                                      2.02                        1.91
                                      2.05                        1.96
                                      1.86                        1.78
                                      1.73                        1.63
                                      1.71                        1.63
                                      1.65                        1.54
9/4/01                                1.65                        1.47
                                      1.66                        1.61
                                      1.65                        1.55
                                      1.56                        1.5
                                      1.73                        1.64
                                      1.64                        1.54
10/16/01                              1.48                        1.48
                                      1.45                        1.34
                                      1.58                        1.42
                                      1.45                        1.33
                                      1.35                        1.16
                                      1.32                        1.12
                                      1.26                        1.07
12/4/01                               1.2                         1
                                      0.96                        0.74
                                      1.22                        0.77
                                      1.44                        0.98
                                      1.45                        1.05
                                      0.92                        0.73
1/15/02                               0.87                        0.75
                                      0.97                        0.77
                                      0.99                        0.78
                                      1.02                        0.82
                                      0.95                        0.76
                                      0.95                        0.74
2/26/02                               0.92                        0.74

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 3.6%
--------------------------------------------------------------------------------
Jersey City, NJ,
   3.13% due 9/13/02                                 $ 4,020        $  4,029,979
Puerto Rico Industrial
   Tourist Educational
   Medical & Environmental
   Control Facilities
   Financing Authority,
   4.15% due 10/01/02                                  1,000           1,016,470
University, CT,
   3.00% due 5/15/02                                   1,550           1,555,571
University, CT,
   3.00% due 11/15/02                                  1,555           1,572,853
Virgin Islands Public
   Financing Authority,
   7.25% due 10/01/02                                  1,350           1,423,069
                                                                    ------------
                                                                       9,597,942
                                                                    ------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 28.6%
--------------------------------------------------------------------------------
Bethel, CT, BANs,
   2.25% due 7/05/02                                   1,000           1,003,477
Enfield, CT, G.O.,
   5.00% due 3/01/03                                   1,000           1,034,320
Florida State Board of
   Education, G.O.,
   5.90% due 6/01/02                                   5,000           5,088,698
Georgia, BANs,
   5.75% due 8/01/02                                   2,000           2,025,394
Groton City, CT, BANs,
   2.90% due 4/24/02                                   6,200           6,203,140
Killingworth, CT, BANs,
   3.00% due 9/05/02                                     995             998,001
New Fairfield, CT, BANs,
   2.25% due 10/31/02                                  4,490           4,519,927
Pawtucket Public
   Buildings Authority,
   BANs,
   3.50% due 8/01/02                                   6,000           6,003,632
Plainville, CT, BANs,
   3.13% due 3/13/02                                   5,300           5,301,318
Puerto Rico Municipal
   Financial Agency, BANs,
   5.50% due 7/01/02                                   2,845           2,871,840
Puerto Rico
   Commonwealth, TRANs,
   3.00% due 7/30/02                                  10,000          10,037,539
Stamford, CT, BANs,
   5.00% due 7/15/02                                   2,000           2,018,268
Stratford, CT, BANs,
   2.0% due 8/14/02                                    4,170           4,182,034
Trumbull, CT, BANs,
   3.00% due 9/16/02                                  18,418          18,478,050
University, CT, BANs,
   3.50% due 4/01/02                                   5,000           5,002,406
Westport , CT, G.O.,
   4.00% due 12/1/02                                   1,030           1,047,227
                                                                    ------------
                                                                      75,815,271
                                                                    ------------

VARIABLE RATE DEMAND NOTES* -- 67.6%
--------------------------------------------------------------------------------
Connecticut State,
   due 2/15/21                                        10,000          10,000,000
Connecticut State
   Development Authority
   Revenue, AMT,
   due 6/01/13                                         3,400           3,400,000
Connecticut State
   Development Authority
   Revenue, AMT,
   due 6/01/18                                           945             945,000
Connecticut State
   Development Authority
   Revenue, AMT,
   due 10/01/23                                        1,310           1,310,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/13                                         1,245           1,245,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/20                                         2,375           2,375,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/24                                         9,700           9,700,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/27                                         5,100           5,100,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/27                                         1,885           1,885,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/29                                         4,000           4,000,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/30                                         2,300           2,300,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/30                                         1,100           1,100,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/30                                         3,000           3,000,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/31                                         4,890           4,890,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/33                                         3,400           3,400,000
Connecticut State Health
   and Educational Facilities,
   due 7/01/36                                         5,000           5,000,000

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Connecticut State Housing
   Finance Authority,
   due 5/15/18                                       $ 3,445        $  3,445,000
Connecticut State Housing
   Finance Authority,
   due 11/15/24                                        1,884           1,884,000
Connecticut State Housing
   Finance Authority, AMT,
   due 11/15/30                                          985             985,000
Connecticut State Housing
   Finance Authority,
   due 5/15/31                                         4,970           4,970,000
Connecticut State Special
   Tax Obligation,
   due 12/01/10                                        4,800           4,800,000
Connecticut State Special
   Tax Obligation,
   due 10/01/11                                        4,000           4,000,000
Harris County, TX,
   Health Facilities
   Development
   1.30% due 2/15/31                                   1,800           1,800,000
Koch Trust,
   due 10/06/03                                          205             205,000
Municipal Securities Trust,
   due 10/01/09                                        2,400           2,400,000
Municipal Securities Trust,
   AMT, due 12/02/14                                   4,500           4,500,000
Municipal Securities Trust,
   AMT, due 3/30/15                                    9,000           9,000,000
Puerto Rico
   Commonwealth,
   due 8/01/02                                         5,000           5,000,000
Puerto Rico
   Commonwealth,
   due 1/01/10                                         5,500           5,500,000
Puerto Rico
   Commonwealth,
   due 7/01/19                                         4,000           4,000,000
Puerto Rico
   Commonwealth,
   due 7/01/22                                         5,300           5,300,000
Puerto Rico
   Commonwealth
   Infrastructure
   Financing Authority,
   due 10/01/32                                        7,300           7,300,000

Puerto Rico Electrical
   Power Authority,
   due 7/01/23                                         4,000           4,000,000
Puerto Rico
   Government
   Development Bank,
   due 12/01/15                                       11,200          11,200,000
Puerto Rico Industrial
   Tourist Educational
   Medical & Environmental
   Control Facilities
   Financing Authority,
   due 12/01/30                                        4,400           4,400,000
Puerto Rico Public Building
   Authority Revenue,
   due 7/01/25                                         5,100           5,100,000
Puerto Rico Public
   Finance Corp.,
   due 6/01/12                                         6,015           6,015,000
Puerto Rico Public
   Finance Corp.,
   due 6/01/26                                         1,705           1,705,000
Putnam County
   Development Authority
   Pollution Control,
   Revenue,
   due 3/15/02                                         2,500           2,500,000
Shelton, CT, Housing
   Authority Revenue,
   due 12/01/30                                        1,795           1,795,000
Southeastern Pennsylvania
   Transit Authority,
   due 3/01/08                                         5,063           5,062,500
Stevenson, AL, Industrial
   Development Board
   Environmental
   Improvement,
   due 2/01/34                                         1,400           1,400,000
Stevenson, AL, Industrial
   Development Board
   Environmental
   Improvement,
   due 2/01/35                                         1,600           1,600,000
University, CT, Revenue,
   due 11/15/25                                        9,935           9,935,000
                                                                    ------------
                                                                     179,451,500
                                                                    ------------
TOTAL INVESTMENTS, AT AMORTIZED COST                    99.8%        264,864,713
OTHER ASSETS, LESS LIABILITIES                           0.2             467,149
                                                       -----        ------------
NET ASSETS                                             100.0%       $265,331,862
                                                       =====        ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $264,864,713
Cash                                                                     962,015
Interest receivable                                                    1,497,403
--------------------------------------------------------------------------------
   Total assets                                                      267,324,131
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        184,162
Payable for investments purchased                                      1,034,737
Payable for shares of beneficial interest repurchased                    615,831
Management fees payable (Note 3)                                          53,854
Distribution fees payable (Note 4)                                        41,287
Accrued expenses and other liabilities                                    62,398
--------------------------------------------------------------------------------
   Total liabilities                                                   1,992,269
--------------------------------------------------------------------------------
NET ASSETS                                                          $265,331,862
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $265,331,862
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($198,161,707/198,161,707 shares outstanding)                              $1.00
================================================================================
SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($67,170,155/67,170,155 shares outstanding)                                $1.00
================================================================================

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)

=========================================================================================
INVESTMENT INCOME (Note 1B)                                                   $ 2,368,590
EXPENSES:
Administrative fees (Note 3)                                     $   210,605
Management fees (Note 3)                                             181,828
Shareholder Servicing Agents' fees Class N shares (Note 4A)          178,876
Investment Advisory fees (Note 3)                                    168,484
Distribution/Service fees Class N shares (Note 4)                    149,047
Distribution/Service fees Class A shares (Note 4)                     22,099
Legal fees                                                            47,063
Shareholder reports                                                   31,429
Custody and fund accounting fees                                      22,638
Transfer agent fees                                                   22,221
Audit fees                                                            10,740
Trustees' fees                                                         5,059
Registration fees                                                      1,126
Blue sky fees                                                          2,082
Miscellaneous                                                         36,362
-----------------------------------------------------------------------------------------
   Total expenses                                                  1,089,659
Less: aggregate amounts waived by Investment Adviser, Manager,
   Administrator and Distributor (Notes 3 and 4)                    (275,692)
Less: fees paid indirectly (Note 1E)                                  (3,493)
-----------------------------------------------------------------------------------------
   Net expenses                                                                   810,474
-----------------------------------------------------------------------------------------
Net investment income                                                           1,558,116
NET REALIZED GAIN ON INVESTMENTS                                                   32,769
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 1,590,885
=========================================================================================

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED     YEAR ENDED
                                                          FEBRUARY 28, 2002    AUGUST 31,
                                                             (Unaudited)          2001
==========================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $   1,558,116    $   6,198,014
Net realized gain (loss) on investments                            32,769             (203)
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            1,590,885        6,197,811
------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
   to shareholders (Note 2):
Class N shares                                                 (1,293,104)      (6,163,054)
Class A shares                                                   (265,013)         (41,321)
------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (1,558,117)      (6,204,375)
------------------------------------------------------------------------------------------
Net investment income, declared as net realized gains
  to shareholders
Class N shares                                                    (28,689)              --
Class A shares                                                     (4,136)              --
------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (32,825)              --
------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                                  126,997,105      283,328,763
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                  241,204          625,027
Cost of shares repurchased                                   (159,000,555)    (262,424,527)
------------------------------------------------------------------------------------------
Total Class N shares                                          (31,762,246)      21,529,263
------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
CLASS A SHARES*
Proceeds from sale of shares                                  142,564,914       47,551,519
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                 250,662            8,390
Cost of shares repurchased                                   (107,617,383)     (15,587,946)
------------------------------------------------------------------------------------------
Total Class A shares                                           35,198,193       31,971,963
------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CITITRADE SHARES
Proceeds from sale of shares                                           --           54,568
Net asset value of shares issused to shareholders
   from reinvestment of dividends                                      --              157
Cost of shares repurchased                                             --          (56,471)
------------------------------------------------------------------------------------------
Total Cititrade shares                                                 --           (1,746)
------------------------------------------------------------------------------------------
Total increase in net assets from transactions
   in shares of beneficial interest                                    --       53,499,480
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      3,435,890       53,492,916
------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           261,895,972      208,403,056
------------------------------------------------------------------------------------------
End of period                                               $ 265,331,862    $ 261,895,972
==========================================================================================

*    July 3, 2001 (Commencement of Operations)

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                   CLASS N SHARES
                                     --------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                     FEBRUARY 28,2002    ------------------------------------------------------------
                                        (Unaudited)        2001         2000         1999         1998         1997
=====================================================================================================================
Net Asset Value,
   beginning of period                    $1.00000       $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income                      0.00647        0.02724      0.03052      0.02550      0.02971      0.02914
Less dividends from
   net investment income                  (0.00647)      (0.02724)    (0.03052)    (0.02550)    (0.02971)    (0.02914)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   end of period                          $1.00000       $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000's omitted)                        $198,162       $229,924     $208,401     $162,053     $156,552     $169,322
Ratio of expenses to
   average net assets                         0.65%*         0.65%        0.65%        0.65%        0.66%        0.65%
Ratio of expenses to
   average net assets after
   fees paid indirectly                       0.65%*         0.65%        0.65%        0.65%        0.65%        0.65%
Ratio of net investment income
   to average net assets                      1.26%*         2.70%        3.08%        2.54%        2.98%        2.92%
Total return                                  0.64%**        2.76%        3.10%        2.58%        3.01%        2.95%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
   per share                              $0.00532       $0.02453     $0.02819     $0.02289     $0.02712     $0.02615
RATIOS:
Expenses to average net assets                0.87%*         0.92%        0.93%        0.91%        0.91%        0.95%
Net investment income to
   average net assets                         1.04%*         2.43%        2.80%        2.28%        2.72%        2.62%
=====================================================================================================================

*    Annualized
**   Not Annualized

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                   SMITH BARNEY CONNECTICUT MONEY
                                                                   MARKET PORTFOLIO CLASS A SHARES
                                                             ------------------------------------------
                                                             SIX MONTHS ENDED          FOR THE PERIOD
                                                             FEBRUARY 28, 2002          JULY 3, 2001+
                                                                (Unaudited)          TO AUGUST 31, 2001
=======================================================================================================
Net Asset Value, beginning of period                            $1.00000                 $1.00000
Net investment income                                            0.00639                  0.00301
Less dividends from net investment income                       (0.00639)                (0.00301)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                  $1.00000                 $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                        $67,170                  $31,972
Ratio of expenses to average net assets                             0.65%*                   0.65%*
Ratio of expenses to average net assets after
  fees paid indirectly                                              0.65%*                   0.65%*
Ratio of net investment income to average net assets                1.20%*                   1.77%*
Total return                                                        0.63%**                  0.30%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                                 $0.00562                 $0.00030
RATIOS:
Expenses to average net assets                                      0.88%*                   4.37%*
Net investment income (loss) to average net assets                  0.98%*                  (1.95)%*
=======================================================================================================

+    Commencement of operations
*    Annualized
**   Not Annualized

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Trust III (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the "Manager"). Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund as of February 28, 2002 offers Class N shares and Smith Barney Connecticut Money Market Portfolio Class A shares ("Class A shares"). The Fund commenced its public offering of Class A shares on July 3, 2001. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 1,746 shares outstanding, with a value of $1,746 were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade and a sale of Class N shares in the financial statement. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $168,484, of which $72,337 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $210,605, of which $72,543 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager for the period January 1, 2002 to February 28, 2002 amounted to $181,828, of which $70,225 was voluntarily waived. The new management fees are computed at an annual rate of 0.45% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10%

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

of Class N and of Class A average daily net assets. The distribution fees for Class N amounted to $71,550, of which $60,587 was voluntarily waived for the period from September 1, 2001 through December 31, 2001, $12,692 for Class A for the period ended December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $77,497 for Class N and $9,407 for Class A for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $178,876 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $399,469,268 and $400,727,351, respectively, for the six months ended February 28, 2002.

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002 for federal income tax purposes, amounted to $264,864,713.

8. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Fund was $175. Since the line of credit was established there have been no borrowings.

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

TRUSTEES AND OFFICERS
C. Oscar Morong Jr., Chairman
Heath B. McLendon, President*
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT MANAGER
** TRUSTEE EMERITUS

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank &Trust, fsb
125 Broad Street 11th Floor,
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

(C)2002 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RCT/202